                                            1933 Act Registration No.  33-10261
                                            1940 Act Registration No.  811-4905

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 27, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             (Registration No. 33-10261)
                         Pre-Effective Amendment No.
                         Post-Effective Amendment No.   33
                                        AND/OR
                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940
                             (Registration No. 811-4905)
                                Amendment No.    33
                           (Check appropriate box or boxes)

                                   PIPER FUNDS INC.
       -----------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

           Piper Jaffray Tower, 222 South 9th Street, Minneapolis, MN 55402
       -----------------------------------------------------------------------
       (Address of Principal Executive Offices)                      (Zip Code)

         Registrant's Telephone Number, Including Area Code:  (6l2) 342-6384
                                                           ---------------

                                     Paul A. Dow
                        Piper Capital Management Incorporated
                                 Piper Jaffray Tower
                  222 South 9th Street, Minneapolis, Minnesota 55402
       -----------------------------------------------------------------------
                       (Name and Address of Agent for Service)

                                       Copy to:
                                Kathleen L. Prudhomme
                                 Dorsey & Whitney LLP
                                220 South Sixth Street
                                            Minneapolis, Minnesota 55402

        X     immediately upon filing pursuant to paragraph (b) of rule 485
    ---------
              on (specify date) pursuant to paragraph (b) of rule 485
    ---------
              75 days after filing pursuant to paragraph (a) of rule 485,
    --------- unless effectiveness is accelerated by the staff of the
              Securities and Exchange Commission
              on (specify date) pursuant to paragraph (a) of rule 485
    ---------

    The Registrant has registered an indefinite number of its common shares pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended September 30, 1996 will be filed on or before November 29, 1996.

                                   PIPER FUNDS INC.

                         Registration Statement on Form N-1A

                               -----------------------

                                CROSS REFERENCE SHEET
                               Pursuant to Rule 481(a)

                               -----------------------

    Item No.                           Prospectus Heading
    --------                           ------------------
1.  Cover Page . . . . . . . . . .     Cover Page

2.  Synopsis . . . . . . . . . . .     Introduction; Fund Expenses

3.  Financial Highlights . . . . .     Financial Highlights

4.  General Description of
         Registrant. . . . . . .       Introduction; Investment Objectives and
                                       Policies; Special Investment Methods;
                                       Characteristics and Risks of Securities
                                       and Special Investment Methods

5.  Management of the Fund . . . .     Management

6.  Capital Stock and Other
         Securities. . . . . . . .     General Information; Introduction;
                                       Dividends and Distributions; Tax Status

7.  Purchase of Securities
         Being Offered . . . . . .     Distribution of Fund Shares;  How to
                                       Purchase Shares; Reducing Your Sales
                                       Charge; Special Purchase Plans;
                                       Valuation of Shares; Shareholder
                                       Services

8.  Redemption or Repurchase . . .     How to Redeem Shares; Shareholder
                                       Services

9.  Pending Legal Proceedings. . .     General Information

                                       Statement of Additional Information
                                       Heading
                                       -----------------------------------
10. Cover Page . . . . . . . . . .     Cover Page

11. Table of Contents. . . . . . .     Cover Page

12. General Information
          and History. . . . . . .     General Information; Pending Litigation

13. Investment Objectives
         and Policies. . . . . . .     Investment Policies and Restrictions

14. Management of the Fund . . . .     Directors and Executive Officers

15. Control Persons and Principal
         Holders of Securities . .     Capital Stock and Ownership of Shares

16. Investment Advisory and
         Other Services. . . . . .     Investment Advisory and Other Services

17. Brokerage Allocation . . . . .     Portfolio Transactions and Allocation of
                                       Brokerage

18. Capital Stock and Other
         Securities. . . . . . . .     Capital Stock and Ownership of Shares

19. Purchase, Redemption and
         Pricing of Securities
         Being Purchased . . . . .     Net Asset Value and Public Offering
                                       Price; Performance Comparisons; Purchase of Shares; Redemption of Shares

20. Tax Status . . . . . . . . . .     Taxation

21. Underwriters . . . . . . . . .     Investment Advisory and Other Services;
                                       Portfolio Transactions and Allocation of
                                       Brokerage

22. Calculations of
         Performance Data. . . . .     Performance Comparisons

23. Financial Statements . . . . .     Financial Statements

                                              Prospectus Dated November 27, 1996

                            NATIONAL TAX-EXEMPT FUND
                           MINNESOTA TAX-EXEMPT FUND

                           Series of Piper Funds Inc.
                              Piper Jaffray Tower
           222 South Ninth Street, Minneapolis, Minnesota 55402-3804
                           (800) 866-7778 (toll free)

    NATIONAL TAX-EXEMPT FUND AND MINNESOTA TAX-EXEMPT FUND (the "Funds") are series of Piper Funds Inc. (the "Company"), an open-end mutual fund whose shares are currently offered in twelve series.

    NATIONAL TAX-EXEMPT FUND ("National Fund") has an investment objective of maximum current income that is exempt from federal income taxes, consistent with prudent investment risk and preservation of capital. During periods of normal market conditions, National Fund will invest at least 80% of its net assets in securities that generate interest that is not includable in gross income for federal income tax purposes and is not an item of tax preference for purposes of the federal alternative minimum tax. Such securities include, but are not limited to, securities of states, territories and possessions of the United States and the District of Columbia and their agencies, instrumentalities and political subdivisions, and may also include derivative tax-exempt securities.

    MINNESOTA TAX-EXEMPT FUND ("Minnesota Fund") has an investment objective of maximum current income that is exempt from both federal and State of Minnesota income taxes, consistent with prudent investment risk and preservation of capital. During periods of normal market conditions, Minnesota Fund will invest at least 80% of its net assets in securities that generate interest that is not includable in federal gross income or in State of Minnesota taxable net income (except for State of Minnesota franchise tax on corporations and financial institutions, which is measured by income) and is not an item of tax preference for purposes of the federal or State of Minnesota alternative minimum tax. Such securities include, but are not limited to, securities of the State of Minnesota, its agencies, instrumentalities and political subdivisions, and certain securities of United States territories and possessions, and may also include derivative tax-exempt securities. At least 95% of the exempt-interest dividends paid by Minnesota Fund will be derived from such sources.

    Please remember, you could lose money with this investment. Neither safety of principal nor stability of income is guaranteed.

    This Prospectus concisely describes the information about the Funds that you ought to know before investing. Please read it carefully and retain it for future reference.

    A Statement of Additional Information about the Funds dated November 27, 1996 is available free of charge. Write to the Funds at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402 or telephone (800) 866-7778 (toll free). The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.

   THESE SECURITIES HAVE NOT BEEN  APPROVED OR DISAPPROVED BY THE  SECURITIES
     AND  EXCHANGE COMMISSION OR ANY  STATE SECURITIES COMMISSION NOR HAS
       THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
           COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF  THIS
             PROSPECTUS.  ANY  REPRESENTATION  TO            THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                                  INTRODUCTION

    Piper Funds Inc. (the "Company") is an open-end management investment company, or mutual fund, whose shares may be issued in separate diversified and nondiversified series. Each series in effect represents a separate fund with its own investment objectives and policies. This Prospectus relates to National Tax-Exempt Fund ("National Fund") and Minnesota Tax-Exempt Fund ("Minnesota Fund") (collectively, the "Funds"), which are classified as diversified and nondiversified funds, respectively. A nondiversified fund such as Minnesota Fund may have a larger position in a single issuer than would be the case if it were diversified. The share price of such a fund may therefore be subject to greater fluctuation as a result of changes in the financial condition or the market's assessment of an individual issuer.

The Investment Adviser

    The Company is managed by Piper Capital Management Incorporated (the "Adviser"), a wholly owned subsidiary of Piper Jaffray Companies Inc. Each Fund pays the Adviser a fee for managing its investment portfolio at an annual rate of .50% on net assets up to $250 million. For each Fund, the fee is scaled downward as net assets increase in size above $250 million. See "Management -- Investment Adviser."

The Distributor

    Piper Jaffray Inc. ("Piper Jaffray"), a wholly owned subsidiary of Piper Jaffray Companies Inc. and an affiliate of the Adviser, serves as Distributor of the Funds' shares.

Offering Price

    Shares of the Funds are offered to the public at the next determined net asset value after receipt of an order by a shareholder's Piper Jaffray Investment Executive or other broker-dealer, plus a maximum sales charge of 4% of the offering price (4.17% of the net asset value) on purchases of less than $100,000. The sales charge is reduced on a graduated scale on purchases of $100,000 or more. In connection with purchases of $500,000 or more, there is no initial sales charge; however, a 1% contingent deferred sales charge will be imposed in the event of a redemption transaction occurring within 24 months following such a purchase. During the Special Offering Period which extends through December 31, 1996, shares of the Funds are being offered to the public without an initial sales charge. However, for any purchase that would be subject to a sales charge outside of the Special Offering Period, the Funds will impose a contingent deferred sales charge of 2% on redemptions during the first 12 months after purchase, and 1% on redemptions during the second 12 months. See "How to Purchase Shares -- Purchase Price" and "How to Redeem Shares -- Contingent Deferred Sales Charge."

Minimum Initial and Subsequent Investments

    The minimum initial investment for each Fund is $250. There is no minimum for subsequent investments. See "How to Purchase Shares -- Minimum Investments."

Exchanges

    You may exchange your shares for shares of any other mutual fund managed by the Adviser which is eligible for sale in your state of residence. All exchanges are subject to the minimum investment requirements and other applicable terms set forth in the prospectus of the fund whose shares you acquire. See "Shareholder Services--Exchange Privilege."

Redemption Price

    Shares of either Fund may be redeemed at any time at their net asset value next determined after a redemption request is received by your Piper Jaffray Investment Executive or other broker-dealer. A contingent deferred sales charge will be imposed upon the redemption of certain shares initially purchased without a sales charge. See "How to Redeem Shares -- Contingent Deferred Sales Charge." Each Fund reserves the right, upon 30 days' written notice, to redeem your account if the net asset value of the shares falls below $200. See "How to Redeem Shares -- Involuntary Redemption."

Certain Risk Factors to Consider

    An investment in either Fund is subject to certain risks, as set forth in detail under "Investment Objectives and Policies" and "Special Investment Methods." As with other mutual funds, there can be no assurance that either Fund will achieve its objective. Each Fund is subject to interest rate risk (the risk that rising interest rates will make bonds issued at lower interest rates worth less). As a result, the value of each Fund's shares will vary. Each Fund is also subject to credit risk (the risk that a bond issuer will fail to make timely payments of interest or principal). In addition, if the bonds in a Fund's portfolio contain call provisions that are currently exercisable, these securities are likely to be redeemed during a period of declining interest rates and the Fund most likely will have to reinvest the proceeds in lower yielding securities. Each Fund, to the extent set forth under "Special Investment Methods," may engage in the following investment practices: the use of repurchase agreements and reverse repurchase agreements, the purchase and sale of securities on a when-issued or delayed delivery basis, which may increase the volatility of a Fund's net asset value, and the use of futures contracts and options on futures contracts for hedging purposes. All of these techniques may increase the volatility of a Fund's net asset value. Each Fund may purchase derivative tax-exempt securities, including inverse floating obligations, which may be more volatile than traditional fixed-rate tax-exempt securities. Recent market experience has shown that certain derivative securities may be extremely sensitive to changes in interest rates and, as a result, the prices of such securities may be highly volatile.

Shareholder Inquiries

    Any questions or communications regarding a shareholder account should be directed to your Piper Jaffray Investment Executive or, in the case of shares held through another broker-dealer, to IFTC at (800) 874-6205. General inquiries regarding the Funds should be directed to the Funds at the telephone number set forth on the cover page of this Prospectus.

                                 FUND EXPENSES

                                                                                              National     Minnesota
                                                                                                Fund          Fund
                                                                                             -----------  ------------
Shareholder Transaction Expenses
  Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)............       4.00%         4.00%
Annual Fund Operating Expenses (as a percentage of average net assets)
  Management Fees..........................................................................        .50%          .50%
  Rule 12b-1 Fees (after voluntary fee limitation)*........................................        .24%          .24%
  Other Expenses...........................................................................        .32%          .19%
                                                                                             -----------      ------
  Total Fund Operating Expenses (after voluntary fee limitations)..........................       1.06%          .93%

---------
* See the discussion below for an explanation of voluntary Rule 12b-1 fee limitations.

Example

    You would pay the following expenses on a $1,000 investment assuming a 5% annual return and redemption at the end of each time period:

                                                                 1 Year       3 Years      5 Years     10 Years
                                                               -----------  -----------  -----------  -----------
  National Fund..............................................   $      50    $      72    $      96    $     164
  Minnesota Fund.............................................   $      49    $      68    $      89    $     150

    The purpose of the above Fund Expenses table is to assist you in understanding the various costs and expenses that investors in the Funds will bear directly or indirectly. The Example contained in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

    The information set forth in the table is based on actual expenses incurred by the Funds during the fiscal year ended September 30, 1996, except that Rule 12b-1 fees reflect a voluntary limitation by the Distributor of amounts payable to it under each Fund's Rule 12b-1 Plan to .24% of average daily net assets for the fiscal year ending September 30, 1997. The Distributor limited Rule 12b-1 fees to .21% of each Fund's average daily net assets for the fiscal year ended September 30, 1996. Absent such limitation, Total Fund Operating Expenses for National Fund and Minnesota Fund for the fiscal year ended September 30, 1996 would have been 1.13% and 0.99%, respectively, of average daily net assets. The voluntary Rule 12b-1 fee limitation may be revised or terminated at any time after the fiscal 1997 year end. The Adviser may or may not assume additional expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for expenses assumed during a fiscal year prior to the end of such year. The foregoing policy will have the effect of lowering a Fund's overall expense ratio and increasing yield to investors when such amounts are assumed or the inverse when such amounts are reimbursed. For additional information, including a more complete explanation of management and Rule 12b-1 fees, see "Management -- Investment Adviser" and "Distribution of Fund Shares."

                              FINANCIAL HIGHLIGHTS

    The following financial highlights show certain per share data and selected information for a share of capital stock outstanding during the indicated periods for each Fund. This information has been audited by KPMG Peat Marwick LLP, independent auditors, and should be read in conjunction with the financial statements of each Fund contained in its annual report. An annual report of each Fund is available without charge by contacting the Funds at 800-866-7778 (toll free). In addition to financial statements, the annual reports contain further information about the performance of the Funds.

National Fund

                                                             Fiscal year ended September 30,
                                  --------------------------------------------------------------------------------------
                                    1996       1995       1994       1993       1992       1991       1990       1989
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of
  period........................  $   10.69      10.22      11.76      10.94      10.51       9.91       9.99      10.03
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net investment income.........       0.56       0.60       0.57       0.61       0.66       0.68       0.68       0.71
  Net realized and unrealized
    gains (losses) on
    investments.................       0.12       0.47      (1.21)      0.94       0.43       0.60      (0.08)     (0.04)
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Total from operations.......       0.68       1.07      (0.64)      1.55       1.09       1.28       0.60       0.67
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Distributions from net
  investment income++...........      (0.56)     (0.60)     (0.57)     (0.61)     (0.66)     (0.68)     (0.68)     (0.71)
Distributions from realized
  capital gains--net............         --         --      (0.33)     (0.12)        --         --         --         --
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Total distributions.........      (0.56)     (0.60)     (0.90)     (0.73)     (0.66)     (0.68)     (0.68)     (0.71)
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of
  period........................  $   10.81      10.69      10.22      11.76      10.94      10.51       9.91       9.99
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total return(%)+................       6.42      10.30      (5.72)     14.76      10.68      13.31       6.15       6.82
Net assets, end of period (in
  millions).....................  $      46         57         68         79         59         46         36         36
Ratio of expenses to average
  daily net assets(%)+++........       1.03       1.01       0.93       0.94       0.94       0.92       0.86       0.80
Ratio of net investment income
  to average daily net
  assets(%)+++..................       5.15       5.37       5.25       5.42       6.13       6.59       6.78       6.56
Portfolio turnover rate
  (excluding short-term
  securities)(%)................         43         28         65         43         35         59         80         57


                                     1988*
                                  -----------
Net asset value, beginning of
  period........................       10.00
                                  -----------
Operations:
  Net investment income.........        0.12
  Net realized and unrealized
    gains (losses) on
    investments.................        0.03
                                  -----------
    Total from operations.......        0.15
                                  -----------
Distributions from net
  investment income++...........       (0.12)
Distributions from realized
  capital gains--net............          --
                                  -----------
    Total distributions.........       (0.12)
                                  -----------
Net asset value, end of
  period........................       10.03
                                  -----------
                                  -----------
Total return(%)+................        1.50
Net assets, end of period (in
  millions).....................           5
Ratio of expenses to average
  daily net assets(%)+++........        0.80**
Ratio of net investment income
  to average daily net
  assets(%)+++..................        5.90**
Portfolio turnover rate
  (excluding short-term
  securities)(%)................          10

------------
  *  Period from 7/11/88 (commencement of operations) to 9/30/88.

 **  Adjusted to an annual basis.

  + Total return is based on the change in net asset value during the year, assumes reinvestment of all distributions and does not reflect a sales charge.

 ++ Amounts included in distributions from net investment income that are taxable for federal income tax purposes are $0.001, $0.002, $0.013 and $0.03 per share for the years ended September 30, 1991, 1990 and 1989 and the period ended September 30, 1988, respectively.

+++ During the periods reflected above, the Adviser and the Distributor voluntarily waived fees and expenses. Had the maximum Rule 12b-1 fee of .30% been in effect and had the Fund paid all fees and expenses, the ratios of expenses and net investment income to average daily net assets would have been: 1.13%/5.05% in fiscal 1996, 1.09%/5.29% in fiscal 1995,
     1.03%/5.15% in  fiscal 1994,  1.04%/5.32% in  fiscal 1993,  1.10%/5.97%  in fiscal  1992,  1.15%/6.36%  in  fiscal 1991,  1.13%/6.51%  in  fiscal 1990,
     1.62%/5.74% in fiscal  1989 and  2.76%/3.94% in fiscal  1988. Beginning  in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior period expense ratios have not been adjusted.

Minnesota Fund

                                                             Fiscal year ended September 30,
                                  --------------------------------------------------------------------------------------
                                    1996       1995       1994       1993       1992       1991       1990       1989
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of
  period........................  $   10.81      10.28      11.43      10.79      10.46       9.92      10.06       9.94
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Operations:
  Net investment income.........       0.59       0.66       0.61       0.62       0.64       0.66       0.66       0.68
  Net realized and unrealized
    gains (losses) on
    investments.................       0.07       0.53      (0.95)      0.68       0.33       0.54      (0.14)      0.12
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Total from operations.......       0.66       1.19      (0.34)      1.30       0.97       1.20       0.52       0.80
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Distributions from net
  investment income++...........      (0.58)     (0.66)     (0.61)     (0.62)     (0.64)     (0.66)     (0.66)     (0.68)
Distributions from realized
  capital gains--net............         --         --      (0.20)     (0.04)        --         --         --         --
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Total distributions.........      (0.58)     (0.66)     (0.81)     (0.66)     (0.64)     (0.66)     (0.66)     (0.68)
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net asset value, end of
  period........................  $   10.89      10.81      10.28      11.43      10.79      10.46       9.92      10.06
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                                  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Total return(%)+................       6.24      11.38      (3.14)     12.52       9.56      12.49       5.30       8.23
Net assets, end of period (in
  millions).....................  $     126        134        162        169        132         83         63         51
Ratio of expenses to average
  daily net assets(%)+++........       0.90       0.91       0.89       0.91       0.93       0.92       0.87       0.80
Ratio of net investment income
  to average daily net
  assets(%)+++..................       5.38       5.80       5.61       5.62       6.00       6.44       6.58       6.45
Portfolio turnover rate
  (excluding short-term
  securities)(%)................         35         30         44         29         35         22         41         54


                                     1988*
                                  -----------
Net asset value, beginning of
  period........................       10.00
                                  -----------
Operations:
  Net investment income.........        0.12
  Net realized and unrealized
    gains (losses) on
    investments.................       (0.06)
                                  -----------
    Total from operations.......        0.06
                                  -----------
Distributions from net
  investment income++...........       (0.12)
Distributions from realized
  capital gains--net............          --
                                  -----------
    Total distributions.........       (0.12)
                                  -----------
Net asset value, end of
  period........................        9.94
                                  -----------
                                  -----------
Total return(%)+................        0.58
Net assets, end of period (in
  millions).....................           9
Ratio of expenses to average
  daily net assets(%)+++........        0.80**
Ratio of net investment income
  to average daily net
  assets(%)+++..................        5.91**
Portfolio turnover rate
  (excluding short-term
  securities)(%)................          12

------------
  *  Period from 7/11/88 (commencement of operations) to 9/30/88.

 **  Adjusted to an annual basis.

  + Total return is based on the change in net asset value during the year, assumes reinvestment of all distributions and does not reflect a sales charge.

 ++ Amounts included in distributions from net investment income that are taxable for federal income tax purposes are $0.003, $0.001, $0.012, $0.011 and $0.020 per share for the years ended September 30, 1992, 1991, 1990 and 1989 and the period ended September 30, 1988, respectively.

+++ During the periods reflected above, the Adviser and the Distributor voluntarily waived fees and expenses. Had the maximum Rule 12b-1 fee of .30% been in effect and had the Fund paid all fees and expenses, the ratios of expenses and net investment income to average daily net assets would have been: 0.99%/5.29% in fiscal 1996, 0.99%/5.72% in fiscal 1995,
     0.99%/5.51% in  fiscal 1994,  1.00%/5.53% in  fiscal 1993,  1.01%/5.92%  in fiscal  1992,  1.05%/6.31%  in  fiscal 1991,  1.06%/6.39%  in  fiscal 1990,
     1.33%/5.92% in fiscal  1989 and  1.97%/4.74% in fiscal  1988. Beginning  in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund. Prior period expense ratios have not been adjusted.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objectives listed below cannot be changed without shareholder approval. The investment policies and techniques employed in pursuit of the Funds' objectives may be changed without shareholder approval, unless such policy or technique is designated as "fundamental," in which case shareholder approval is required.

    National Fund has an investment objective of maximum current income that is exempt from federal income taxes, consistent with prudent investment risk and preservation of capital. During periods of normal market conditions, National Fund will invest at least 80% of its net assets in Tax-Exempt Securities (as defined in the following section) the interest payable on which, in the opinion of bond counsel, is not includable in gross income for federal income tax purposes under existing laws and is not an item of tax preference for purposes of the federal alternative minimum tax. Such securities include, but are not limited to, securities issued by states, territories and possessions of the United States and the District of Columbia and their agencies, instrumentalities and political subdivisions.

    Minnesota Fund has an investment objective of maximum current income that is exempt from both federal and State of Minnesota income taxes, consistent with prudent investment risk and preservation of capital. During periods of normal market conditions, Minnesota Fund will invest at least 80% of its assets in Tax-Exempt Securities the interest payable on which, in the opinion of bond counsel, is not includable in federal gross income or in State of Minnesota taxable net income under existing laws (except for State of Minnesota franchise tax on corporations and financial institutions, which is measured by income) and is not an item of tax preference for purposes of the federal or State of Minnesota alternative minimum tax. Such securities include, but are not limited to, securities issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions, and certain securities issued by United States territorial possessions. Ninety-five percent or more of the exempt-interest dividends paid by Minnesota Fund will be derived from interest income on obligations of the State of Minnesota or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities.

    There are risks in any investment program, and there is no assurance that the investment objective of either Fund will be achieved. The net asset value of the shares issued by each Fund will fluctuate with changes in the market values of each Fund's investments. See "Investment Objectives and Policies -- Investment Risks," below.

    Both Funds intend to emphasize investments in Tax-Exempt Securities with long-term maturities. The Tax-Exempt Securities purchased by each Fund will be securities rated, at the time of purchase, within the following grades assigned by either Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa for long-term bonds; MIG-1 or MIG-2 for notes and other short-term obligations having fixed maturities; VMIG-1 or VMIG-2 for notes and other short-term obligations having a demand feature; and Prime-1 and Prime-2 for commercial paper) or Standard & Poor's Ratings Services ("Standard & Poor's") (AAA, AA, A or BBB for municipal bonds; SP-1 and SP-2 for state and municipal notes; and A-1 and A-2 for commercial paper) or will be unrated Tax-Exempt Securities which, at the time of purchase, are judged by the Adviser to be of comparable quality. Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. If the rating of a bond held by one of the Funds drops below Baa or BBB, the Fund will conduct a credit analysis of the bond prior to determining whether to retain or dispose of it. In no event, however, will more than 5% of a Fund's net assets consist of securities that have been down-graded to a rating lower than BBB or Baa or, if unrated, that are no longer of a quality comparable to at least a BBB or Baa rating, as determined by the Adviser. The ratings of Moody's and

Standard & Poor's represent their opinions as to the quality of the Tax-Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general, and not absolute, standards of quality. Consequently, Tax-Exempt Securities of the same maturity, interest rate and rating may have different yields, while Tax-Exempt Securities of the same maturity and interest rate with different ratings may have the same yield. For a discussion of the various ratings assigned by Moody's and Standard & Poor's see Appendix A to the Statement of Additional Information.

    Rated as well as unrated Tax-Exempt Securities will be analyzed by the Adviser on the basis of available information as to creditworthiness and with a view to various qualitative factors and trends affecting Tax-Exempt Securities generally. It should be noted, however, that the amount of information about the financial condition of an issuer of Tax-Exempt Securities may not be as extensive as that which is made available by many issuers whose securities are more actively traded.

    During normal market conditions, each Fund may invest up to 20% of its net assets in taxable obligations. Additionally, during periods of abnormal market conditions when a defensive investment posture is warranted, each Fund temporarily may invest up to 100% of its net assets in taxable obligations. Such taxable obligations, whether purchased for liquidity or temporary defensive purposes, may include the following: Tax-Exempt Securities rated within the grades set forth above (or unrated and of comparable quality) that generate interest that is an item of tax preference for purposes of the federal or State of Minnesota alternative minimum tax; taxable municipal obligations rated within the grades set forth above for Tax-Exempt Securities (or unrated and of comparable quality); obligations of the United States government, its agencies or instrumentalities (such as Treasury bills, notes and bonds); corporate bonds rated within the three highest grades by either Moody's or Standard & Poor's; commercial paper rated within the two highest grades by either of such rating services; certificates of deposit and bankers' acceptances of domestic banks and savings institutions having total assets at the time of investment in excess of $1 billion or certificates of deposit of other domestic banks or savings institutions which are fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation; and repurchase agreements with respect to any of the securities in which the Fund may invest. The Funds may also hold their assets in cash.

    National Fund does not intend to invest more than 25% of its total assets in securities of governmental units located in any one state, territory or possession of the United States. In addition, neither Fund will invest more than 25% of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry, provided that bonds that have been refunded with escrowed U.S. Government securities will not be subject to this limitation. As to utility companies, gas, electric, water and telephone companies will be considered as separate industries.

Tax-Exempt Securities

    Tax-Exempt Securities, as the term is used in this prospectus, include Municipal Obligations, Derivative Municipal Obligations and Municipal Lease Obligations, as defined below.

    MUNICIPAL OBLIGATIONS.    Municipal  Obligations  include  debt  obligations
issued by states, cities, local authorities, and possessions and certain territories of the United States, to obtain funds for various public purposes, including the construction of such public facilities as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include the refinancing of outstanding obligations and the obtaining of funds for general operating expenses and for loans to other public institutions and facilities. In addition, certain industrial development, private activity and pollution control bonds may be included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax. Municipal

Obligations include long-term obligations, often called municipal bonds, as well as short-term municipal notes and tax-exempt commercial paper. As noted above, however, the Funds intend to emphasize investments in Tax-Exempt Securities with long-term maturities.

    The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development, private activity and pollution control bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

    Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indexes, such as a bank prime rate or a tax-exempt money market index. Accordingly, the yield on such obligations can be expected to fluctuate with changes in prevailing interest rates.

    Other Municipal Obligations are zero coupon securities, which are debt obligations which do not entitle the holder to any periodic payments prior to maturity and are issued and traded at a discount from their face amounts. The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities having similar maturities and credit quality that do pay periodic interest.

    DERIVATIVE MUNICIPAL OBLIGATIONS. Each Fund may also acquire Derivative Municipal Obligations, which are custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, it would be subject to state income tax (but not federal income tax) on the income it earned on the underlying security, and the yield on the security paid to the Fund and its shareholders would be reduced by the amount of taxes paid. Furthermore, amounts paid by the trust or custodial account to a Fund would lose their tax-exempt character and become taxable, for federal and state purposes, in the hands of the Fund and its shareholders. However, custodial receipts in which the Funds will invest will be accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. If a Fund invests in custodial receipts, it is possible that a portion of the discount at which the Fund purchases the receipts might have to be accrued as taxable income during the period that the Fund holds the receipts. See "Tax Status -- Federal Taxation."

    The principal and interest payments on the Municipal Obligations underlying custodial receipts may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying Municipal Obligations. The Funds currently do not invest in "interest only" or "principal only" custodial receipts. The Funds may invest in floating rate custodial receipts without limitation. Each Fund may also invest up to 20% of its total assets in custodial receipts which are "inverse floating obligations" (also sometimes referred to as "residual interest bonds"). These securities pay interest rates that vary inversely to changes in the interest rates of specified short-term Municipal Obligations or an index of short-term Municipal Obligations. The interest rates on inverse floating obligations will typically decline as short-term tax-exempt market interest rates increase and increase as short-term tax-exempt market rates decline. Such securities have the effect of providing a degree of investment leverage, since the interest rates on such securities will generally change at a rate which is a multiple (typically two) of the change in the interest rates of the specified short-term Municipal Obligations or index. As a result, the market values of inverse floating obligations will generally be more volatile than the market values of fixed-rate Municipal Obligations and investments in these types of obligations will increase the volatility of the net asset value of shares of the Funds.

    Types of Derivative Municipal Obligations other than those described above can be expected to be developed and marketed from time to time. Consistent with their investment limitations, the Funds expect to invest in those new types of Derivative Municipal Obligations that the Adviser believes may assist the Funds in achieving their investment objectives. Each Fund will notify its shareholders to the extent that it intends to invest more than 5% of its net assets in such obligations.

    MUNICIPAL LEASE OBLIGATIONS. Also included within the general category of Tax-Exempt Securities are lease obligations or installment purchase contract obligations and participations therein issued by tax-exempt issuers such as state and local governments and their agencies and instrumentalities to finance the acquisition of equipment and facilities (hereinafter collectively called "Municipal Lease Obligations"). Each Fund may invest up to 20% of the value of its net assets in Municipal Lease Obligations. Although Municipal Lease Obligations do not constitute general obligations of the issuer for which such issuer's taxing power is pledged, a Municipal Lease Obligation is ordinarily backed by the issuer's covenant to budget for, appropriate and make the payments due under the obligation. However, certain Municipal Lease Obligations contain "non-appropriation" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult. In determining Municipal Lease Obligations in which the Funds will invest, the Adviser will carefully evaluate the outstanding credit rating of the issuer (and the probable secondary market acceptance of such credit rating). Additionally, the Adviser may require that certain municipal lease obligations be issued or backed by a letter of credit or put arrangement with an independent financial institution.

Special Considerations Regarding Investments in Minnesota Tax-Exempt Securities

    As described herein, except during temporary defensive periods, Minnesota Fund will invest in Minnesota Tax-Exempt Securities. The Fund is therefore susceptible to political, economic or regulatory factors affecting issuers of Minnesota Tax-Exempt Securities. The following information provides only a brief summary of the complex factors affecting the financial situation in Minnesota. This information is derived from sources that are generally available to investors and is based in part on information obtained from various State and local agencies in Minnesota. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default. For further information, see "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information.

    Minnesota's constitutionally prescribed fiscal period is a biennium, and Minnesota operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, the State's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend monies in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, the State's Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if the State's legislature is not in session the Governor is empowered to convene a special session.

    Frequently in recent years, legislation has been required to eliminate projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve, imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments. The Minnesota Department of Finance April 1996 Estimates project that, under current laws, the State will complete its current biennium June 30, 1997 with a $1 million surplus, plus a $350 million cash flow account balance, plus a $270 million budget reserve. Total General Fund expenditures and transfers for the biennium are projected to be $18.9 billion. Planning estimates (extrapolations) for the biennium ending June 30, 1999 show a General Fund deficit of $71 million, after funding a $350 million cash flow account plus a $270 million budget reserve, if current law is not changed. Accordingly, there may be additional revenue increases or spending cuts relative to current law. Furthermore, under current law spending caps, State expenditures for education finance (K-12) and corrections in the biennium ending June 30, 1999 are not anticipated to be sufficient to maintain program levels of the previous biennium. The State is party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in state budget forecasts and planning estimates may create additional budgetary pressures.

    State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota. Even with respect to bonds that are revenue obligations of the issuer and not general obligations of the State, there can be no assurance that the fiscal problems referred to above will not adversely affect the market value or marketability of the bonds or the ability of the respective obligors to pay interest on and principal of the bonds.

    Both possible future changes in federal and State income tax laws, including rate reductions, and recent Minnesota tax legislation could adversely affect the value and marketability of Minnesota municipal bonds that are held by the Fund. See "Tax Status -- Minnesota Taxation" below.

Investment Risks

    As mutual funds investing in debt securities, each Fund is subject to interest rate risk, which is the potential for a decline in the prices of fixed-income securities in which the Funds invest due to rising interest rates. When interest rates rise, the prices of long-term fixed-income securities generally fall. Conversely, when interest rates fall, the prices of such securities generally rise. The magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer. Each Fund is also subject to credit risk. Credit risk, also known as default risk, is the possibility that an issuer of a security will fail to make timely payments of interest or principal. Changes by recognized rating services in the credit ratings of Tax-Exempt Securities, as well as changes in the perception of the ability of an issuer to make payments of interest and principal, will also affect the value of the Funds' investments. Changes in the value of a Fund's portfolio securities will not affect interest income derived from those securities but will affect the Fund's net asset value.

    The Funds are also subject to call risk. Certain Tax-Exempt Securities which may be held by the Funds permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem Tax-Exempt Securities held by a Fund during a time of declining interest rates, the Fund might not be able to reinvest the proceeds in Tax-Exempt Securities providing as high a level of investment return as the securities redeemed.

    Investments in inverse floating obligations also subject the Funds to risk. Interest rates on these securities typically decline as short-term market interest rates increase and increase as short-term market rates decline. As discussed above, such securities have the effect of providing a degree of investment leverage and, as a result, the market values of such securities will generally be more volatile than the market values of fixed-rate Tax-Exempt Securities. See "Investment Objectives and Policies -- Tax-Exempt Securities -- Derivative Municipal Obligations."

    Each Fund may invest in unrated Tax-Exempt Securities determined by the Adviser, at the time of investment, to be of comparable quality to the rated securities in which the Fund invests. The Funds will be more dependent upon the Adviser's investment analysis of such non-rated Tax-Exempt Securities than in the case of rated securities.

    The Adviser believes that, in general, the secondary market for Tax-Exempt Securities is less liquid than that for taxable fixed-income securities.
Consequently, the ability of a Fund to buy and sell Tax-Exempt Securities may, at any particular time and with respect to any particular securities, be limited. The amount of information about the financial condition of an issuer of Tax-Exempt Securities may not be as extensive as information about corporations whose securities are publicly traded. Obligations of issuers of Tax-Exempt Securities may be subject to provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code and applicable state laws, which could limit the ability of a Fund to recover payments of principal or interest on such obligations.

    Minnesota Fund is a "nondiversified" fund under the 1940 Act. This means that it may invest its assets in the securities of a limited number of issuers. Under the Internal Revenue Code, however, the Fund generally may not invest more than 25% of its assets in securities of any one issuer, other than U.S. Government securities. Also with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities). Because of the relatively small number of issuers of Minnesota Tax-Exempt Securities, Minnesota Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer or of a limited number of issuers than a diversified investment company that invests in a broader range of securities. This practice involves an increased risk of loss to the Fund if the issuers are unable to make interest or principal payments or if the market values of such securities decline.

    The investment techniques used by each Fund also pose certain risks. See "Special Investment Methods."

    Because of the risks associated with fixed-income investments, the Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term interest rate movements. No assurance can be given that the Funds will achieve their objectives or that shareholders will be protected from the risk of loss that is inherent in fixed-income investing.

                           SPECIAL INVESTMENT METHODS

Repurchase Agreements

    Each Fund may enter into repurchase agreements with respect to securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. A repurchase agreement involves the purchase by a Fund of securities with the condition that after a stated period of time the original seller (a member bank of the Federal Reserve System or a recognized securities dealer) will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which action could involve costs or delays. In such case, the Fund's ability to dispose of the collateral to recover such investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price a Fund would suffer a loss. Repurchase agreements maturing in more than seven days are considered illiquid and subject to each Fund's restriction on investing in illiquid securities. See "-- Illiquid Securities" below. Additionally, interest earned by a Fund from repurchase agreements will not be treated for federal or State of Minnesota income tax purposes as tax-exempt interest. For additional information concerning repurchase agreements, see "Investment Policies and Restrictions" in the Statement of Additional Information.

Reverse Repurchase Agreements

    The Funds may engage in "reverse repurchase agreements" with banks and securities dealers. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time a Fund enters into a reverse repurchase agreement, cash or liquid securities having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may not be deductible for tax purposes and which could possibly exceed interest income earned by the Fund on the investment of such borrowed money. No more than 25% of the total assets of either Fund will at any time be subject to reverse repurchase agreements.

Borrowing

    Each Fund may borrow money from banks for temporary or emergency purposes in an amount up to 10% of the value of its total assets. Interest paid by a Fund on borrowed funds would decrease the net earnings of that Fund. Neither Fund will purchase portfolio securities while outstanding borrowings (other than reverse repurchase agreements) exceed 5% of the value of the Fund's total assets. Each Fund may mortgage, pledge or hypothecate its assets in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing. The policies set forth in this paragraph are fundamental and may not be changed without the approval of a majority of a Fund's shares.

When-Issued Securities

    Each Fund may purchase and sell Tax-Exempt Securities on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. Pending delivery of the securities, each Fund maintains in a segregated account cash or liquid securities in an amount sufficient to meet its purchase commitments. The commitment to purchase securities on a when-issued or delayed delivery basis involves an element of risk because the value of the securities is subject to market fluctuation. No interest accrues to the purchaser prior to the settlement of the transaction and at the time of delivery the market value of the securities may be less than cost. Purchasing securities on a when-issued or delayed delivery basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. These risks could result in increased volatility of a Fund's net asset value to the extent that the Fund purchases securities on a when-issued or delayed delivery basis while remaining substantially fully invested. Although the Funds will only make commitments to purchase such obligations with the intention of actually acquiring the securities, the Funds may each sell these securities before the settlement date. If a Fund sells a when-issued or delayed delivery security before the settlement date, any gain or loss would not be exempt from federal or Minnesota income tax. For purposes of the Funds' investment policies, the purchase of securities with a settlement date occurring on the Public Securities Association approved settlement date is considered a normal delivery and not a when-issued or delayed delivery purchase. For additional information concerning when-issued and delayed delivery transactions, see "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information.

Puts

    Each Fund may purchase Tax-Exempt Securities which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. Each Fund may pay a higher price for a Tax-Exempt Security with a put than would be paid for the same security without a put. The primary purpose of purchasing Tax-Exempt Securities with puts is to permit each Fund to be as fully invested as practicable in Tax-Exempt Securities while at the same time providing the Fund with appropriate liquidity. For additional information concerning puts, see "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information.

Futures Contracts and Options on Futures Contracts

    The Funds may purchase and sell municipal bond index futures contracts and interest rate futures contracts. The futures contracts in which the Funds may invest have been developed by and are traded on national commodity exchanges. Municipal bond index futures contracts are based upon The Bond Buyer Municipal Bond Index, an index comprised of tax-exempt bonds rated A- or higher by Standard & Poor's or A or higher by Moody's, with remaining maturities of 19 years or more. A buyer entering into a municipal bond index futures contract will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the index on the last day of the contract and the value of the index established by the contract. An interest rate futures contract is an agreement to purchase or sell an agreed upon amount of debt securities at a set price for delivery on a future date.

    The purpose of the acquisition or sale of a futures contract by a Fund is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. For example, if interest rates are expected to increase, a Fund might sell futures contracts. If interest rates did increase, the value of the securities in the Fund's portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. If, on the other hand, the Fund held cash reserves and short-term investments pending anticipated investment in long-term obligations and interest rates were expected to decline, the Fund might purchase interest rate or municipal bond index futures contracts. Since the behavior of such contracts would generally be similar to that of long-term securities, the Fund could take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the Fund could accept delivery under the futures contracts or the futures contracts could be liquidated and the Fund's reserves could then be used to buy long-term securities in the cash market. The Funds will engage in such transactions only for hedging purposes, on either an asset-based or a liability-based basis, in each case in accordance with the rules and regulations of the Commodity Futures Trading Commission. See Appendix B to the Statement of Additional Information.

    The Funds may also purchase and sell put and call options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. The Funds may use such options on futures contracts in connection with their hedging strategies in lieu of purchasing and selling the underlying futures contracts.

    There are risks in using futures contracts and options on futures contracts as hedging devices. The primary risks associated with the use of futures contracts and options thereon are (a) the prices of futures contracts and options may not correlate perfectly with the market value of the securities subject to the hedge and (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. With respect to municipal bond index futures contracts, the degree of correlation will depend, among other things, upon the differences between the municipal securities being hedged and the municipal securities underlying the municipal bond index futures contract. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

    Additional information with respect to futures contracts and options on futures contracts is set forth in Appendix B to the Statement of Additional Information.

Other Hedging Instruments

    The Funds expect that new types of futures contracts, options thereon, and put and call options on municipal securities and indexes may be developed in the future that will further enable the Funds to hedge against changes in the value of their portfolio securities. As new types of hedging futures and options instruments are developed and offered to investors, the Adviser will, consistent with each Fund's investment objective, policies and quality standards, be permitted to invest in such new types of instruments, provided that any decision to so invest will be followed by supplementation of this Prospectus.

Illiquid Securities

    As a nonfundamental investment restriction which may be changed at any time without shareholder approval, each Fund may invest up to 15%, of its net assets in illiquid securities. A security is considered illiquid if it cannot be sold in the ordinary course of business within seven days at approximately the price at which it is valued. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms.

    The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A Fund may be restricted in its ability to sell such securities at a time when the Adviser deems it advisable to do so. In addition, in order to meet redemption requests, a Fund may have to sell other assets, rather than such illiquid or restricted securities, at a time which is not advantageous.

    "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid, since they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. In 1990, however, the SEC adopted Rule 144A under the 1933 Act, which provides a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers," as defined in the rule. The result of this rule has been the development of a more liquid and efficient institutional resale market for restricted securities. Thus, restricted securities are no longer necessarily illiquid. Neither Fund is subject to any limitation on its ability to invest in securities simply because such securities are restricted. The Funds may therefore invest in Rule 144A securities and treat them as liquid when they have been determined to be liquid by the Board of Directors of the Company or by the Adviser subject to the oversight of and pursuant to procedures adopted by the Board of Directors. See "Investment Objectives, Policies and Restrictions -- Illiquid Securities" in the Statement of Additional Information. Similar determinations may be made with respect to commercial paper issued in reliance upon the so-called "private placement" exemption from registration under Section 4(2) of the 1933 Act and with respect to municipal lease obligations.

Portfolio Turnover

    While it is not the policy of either Fund to trade actively for short-term profits, each Fund will dispose of securities without regard to the time they have been held when such action appears advisable to the Adviser. In the case of each Fund, frequent changes may result in higher transaction and other costs for the Fund. The method of calculating portfolio turnover rate is set forth in the Statement of Additional Information under "Investment Objectives, Policies and Restrictions -- Portfolio Turnover." Portfolio turnover rates for the Funds are set forth in "Financial Highlights."

Investment Restrictions

    Each Fund has adopted certain investment restrictions in addition to those set forth above. Included among these restrictions are the following nonfundamental investment restrictions which may be changed at any time without shareholder approval: (1) Neither Fund will invest more than 5% of its total assets in the securities of other investment companies except as part of a merger, consolidation or acquisition of assets. (2) Neither Fund will invest more than 5% of its total assets in the securities of issuers which, with their predecessors, have a record of less than three years' continuous operation. (3) Neither Fund will invest more than 5% of its total assets in foreign securities. A list of each Fund's fundamental and nonfundamental investment restrictions is set forth in the Statement of Additional Information.

    Except for each Fund's policy regarding borrowing, if a percentage restriction set forth under "Investment Objectives and Policies" or under "Special Investment Methods" is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

                                   MANAGEMENT

Board of Directors

    The Company's Board of Directors has the primary responsibility for overseeing the overall management of the Company and electing its officers.

Investment Adviser

    Piper Capital Management Incorporated has been retained under an Investment Advisory and Management Agreement with the Company to act as the Funds' investment adviser subject to the authority of the Board of Directors.

    In addition to acting as the investment adviser for the other series of the Company, the Adviser furnishes investment advice to a number of other open-end and closed-end investment companies and to various other concerns including pension and profit sharing funds, corporate funds and individuals. As of November 1, 1996, the Adviser rendered investment advice regarding approximately $9 billion of assets. The Adviser is a wholly owned subsidiary of Piper Jaffray Companies Inc., a publicly held corporation which is engaged through its subsidiaries in various aspects of the financial services industry. The address of the Adviser is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402.

    The Adviser furnishes each Fund with investment advice and supervises the management and investment programs of the Funds. The Adviser furnishes at its own expense all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Funds. The Adviser also provides investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Funds. In addition, the Adviser pays the salaries and fees of all officers and directors of the Company who are affiliated with the Adviser.

    Under the Investment Advisory and Management Agreement, the Funds pay the Adviser monthly advisory fees. The fee for each Fund is paid at an annual rate of .50% on average daily net assets up to $250 million, .45% on average daily net assets over $250 million and up to $500 million and .40% on average daily net assets over $500 million.

Portfolio Management

    Ronald R. Reuss and Douglas J. White have shared primary responsibility for the day-to-day management of the Funds since they commenced operations in 1988. Mr. Reuss has been a Senior Vice President of the Adviser since 1989. He is the Adviser's chief economist and also manages other open-end and closed-end mutual funds and private accounts. Mr. Reuss earned an MA from Cleveland State University and has 28 years of investment experience.

    Mr. White has been a Senior Vice President of the Adviser since 1991, prior to which he had been a Vice President since 1989. Mr. White manages other open-end and closed-end mutual funds and private accounts. He is a Chartered Financial Analyst, earned an MBA from the University of Minnesota and has 14 years of investment experience.

Transfer Agent, Dividend Disbursing Agent and Custodian

    Investors Fiduciary Trust Company ("IFTC"), 127 West Tenth Street, Kansas City, Missouri 64105, (800) 874-6205, serves as Custodian for the Funds' portfolio securities and cash and as Transfer Agent and Dividend Disbursing Agent for the Funds.

    The Company has entered into Shareholder Account Servicing Agreements with the Distributor and Piper Trust Company, an affiliate of the Distributor and the Adviser. Under these agreements the Distributor and Piper Trust Company provide transfer agent and dividend disbursing agent services for certain shareholder accounts. For more information, see "Investment Advisory and Other Services -- Transfer Agent and Dividend Disbursing Agent" in the Statement of Additional Information.

Portfolio Transactions and Brokerage Commissions

    The Adviser selects brokers or futures commission merchants to use for the Funds' portfolio transactions. In making its selection, the Adviser may consider a number of factors, which are more fully discussed in the Statement of Additional Information, including, but not limited to, research services, favorableness of net price, the reasonableness of commissions, and quality of services and execution. A broker's sales of shares of any series of the Company may also be considered a factor if the Adviser is satisfied that a Fund would receive from that broker the most favorable price and execution then available for a transaction. Transactions in Tax-Exempt Securities will generally be with the issuer or with dealers acting on a principal basis. However, portfolio transactions for the Funds which are executed on an agency basis may be effected through the Distributor. For more information, see "Portfolio Transactions and Allocation of Brokerage" in the Statement of Additional Information.

                          DISTRIBUTION OF FUND SHARES

    Piper Jaffray acts as the principal distributor of the Funds' shares. The Company has adopted a Distribution Plan (the "Plan") as required by Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is paid a total fee in connection with the servicing of each Fund's shareholder accounts and in connection with distribution related services provided with respect to each Fund. This fee is calculated daily and paid quarterly at an annual rate equal to
 .30% of the average daily net assets of each Fund.

    A portion of the total fee equal to 0.05% of each Fund's average daily net assets is categorized as a distribution fee intended to compensate the Distributor for its expenses incurred in connection with the sale of Fund shares. The remaining portion of the fee, equal to .25% of each Fund's average daily net assets, is categorized as a servicing fee intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts. The Distributor has voluntarily agreed to limit the total fee payable under the Plan to .24% of each Fund's average daily net assets. This limitation may be revised or terminated at any time after fiscal 1997 year end. Payments made under the Plan are not tied exclusively to expenses actually incurred by the Distributor and may exceed such expenses. The Adviser and the Distributor, out of their own assets, may pay for certain expenses incurred in connection with the distribution of shares of the Funds. In particular, the Adviser may make payments out of its own assets to Piper Jaffray Investment Executives and other broker dealers in connection with their sales of shares of the Funds. See "How to Purchase Shares -- Purchase Price." Further information regarding the Plan is contained in the Statement of Additional Information.

    The Distributor uses a portion of its servicing fee to make payments to Investment Executives of the Distributor and broker-dealers which have entered into sales agreements with the Distributor. If shares of a Fund are sold by a representative of a broker-dealer other than the Distributor, the broker-dealer is paid .20% of the average daily net assets of the Fund attributable to shares sold by the broker-dealer's representative. If shares of a Fund are sold by an Investment Executive of the Distributor, compensation is paid to the Investment Executive in the manner set forth in a written agreement, in an amount not to exceed .20% of the average daily net assets of the Fund attributable to shares sold by the Investment Executive.

--------------------------------------------------------------------------------
                         SHAREHOLDER GUIDE TO INVESTING

                             HOW TO PURCHASE SHARES

General

    The Funds' shares may be purchased at the public offering price from the Distributor and from other broker-dealers who have sales agreements with the Distributor. The address of the Distributor is that of the Funds. The Distributor reserves the right to reject any purchase order. You should be aware that, because the Funds do not issue stock certificates, Fund shares must be kept in an account with the Distributor or with IFTC. All investments must be arranged through your Piper Jaffray Investment Executive or other broker-dealer.

Purchase Price

    You may purchase shares of the Funds at the net asset value per share next calculated after receipt of your order by your Piper Jaffray Investment Executive or other broker-dealer, plus a front-end sales charge as follows:

                                                          Sales Charge         Sales Charge
                                                       as a Percentage of   as a Percentage of
Amount of Transaction at Offering Price                  Offering Price       Net Asset Value
-----------------------------------------------------  -------------------  -------------------
Less than $100,000...................................           4.00%                4.17%
$100,000 but less than $250,000......................           3.25%                3.36%
$250,000 but less than $500,000......................           2.50%                2.56%
$500,000 and over....................................           0.00%                0.00%

    This table sets forth total sales charges or underwriting commissions. The Distributor may reallow up to the entire sales charge to broker-dealers in connection with their sales of shares. These broker-dealers may, by virtue of such reallowance, be deemed to be "underwriters" under the 1933 Act.

    During the Special Offering Period, which extends through December 31, 1996, you may purchase shares of the Funds without an initial sales charge. For any purchase that would be subject to a sales charge outside of the Special Offering Period, the Funds will impose a contingent deferred sales charge of 2% on redemptions during the first 12 months after purchase, and 1% on redemptions during the second 12 months. This sales charge will be paid to the Distributor. See "How to Redeem Shares -- Contingent Deferred Sales Charge." The Adviser will pay the Distributor, out of its own assets, a fee equal to 2% of the net asset value of any shares sold during this period that would be subject to a sales charge outside of the Special Offering Period. This fee also will be paid in connection with certain sales that are not subject to a sales charge outside of the Special Offering Period, including (a) purchases by 401(k) plans, by certain plans which are qualified plans under Section 401(a) of the Internal Revenue Code and by tax-sheltered annuities, (b) purchases funded by the proceeds from the sale of shares of any non-money market open-end mutual fund not managed by the Adviser within 30 days after such sale, (c) purchases of $500,000 or more,
(d) exchanges of shares of Adjustable Rate Mortgage Securities Fund, a series of Piper Funds Inc.--II, that were originally acquired in the American Adjustable Rate Term Trust merger, and (e) purchases made with distributions received in connection with the dissolution of American Government Term Trust Inc., a closed-end fund previously managed by the Adviser. The Distributor will pay a portion of its 2% fee to Piper Jaffray Investment Executives and other broker-dealers selling shares of the Funds. Please contact your Piper Jaffray Investment Executive or other broker-dealer for more information.

    The Distributor also pays a portion of its Rule 12b-1 fees to its Investment Executives and to other broker-dealers in connection with their sales of Fund shares. See "Distribution of Fund Shares" above. In addition, the Distributor or the Adviser, at their own expense, provide promotional incentives to Investment

--------------------------------------------------------------------------------
                         SHAREHOLDER GUIDE TO INVESTING
Executives of the Distributor and to broker-dealers who have sales agreements with the Distributor in connection with sales of shares of the Funds, other series of the Company and other mutual funds for which the Adviser acts as investment adviser. In some instances, these incentives may be made available only to certain Investment Executives or broker-dealers who have sold or may sell significant amounts of such shares. The incentives may include payment for travel expenses, including lodging at luxury resorts, incurred in connection with sales seminars.

Purchases of $500,000 or More

    If you make a purchase of $500,000 or more (including purchases made under a Letter of Intent), a 1% contingent deferred sales charge will be assessed in the event you redeem shares within 24 months following the purchase. This sales charge will be paid to the Distributor. For more information, please refer to the Contingent Deferred Sales Charge section of "How To Redeem Shares." The Distributor currently pays its Investment Executives and other broker-dealers fees in connection with these purchases as follows:

                                                                    Fee as a
                                                                 Percentage of
Amount of Transaction                                            Offering Price
-------------------------------------------------------------  ------------------
First $1,000,000.............................................          1.00%
Next $2,000,000..............................................          0.75%
Next $2,000,000..............................................          0.50%
Next $5,000,000..............................................          0.25%
Above $10,000,000............................................          0.15%

    Piper Jaffray Investment Executives and other broker-dealers generally will not receive a fee in connection with purchases on which the contingent deferred sales charge is waived. However, the Distributor, in its discretion, may pay a fee out of its own assets to its Investment Executives and other broker-dealers in connection with purchases by employee benefit plans on which no sales charge is imposed. Please see the Special Purchase Plans section of "Reducing Your Sales Charge."

Minimum Investments

    A minimum initial investment of $250 is required. There is no minimum for subsequent investments. The Distributor, in its discretion, may waive the minimum.

                           REDUCING YOUR SALES CHARGE

    You may qualify for a reduced sales charge through one or more of several plans. You must notify your Piper Jaffray Investment Executive or broker-dealer at the time of purchase to take advantage of these plans.

Aggregation

    Front-end or initial sales charges may be reduced or eliminated by aggregating your purchase with purchases of certain related personal accounts. In addition, purchases made by members of certain organized groups will be aggregated for purposes of determining sales charges. Sales charges are calculated by adding the dollar amount of your current purchase to the higher of the cost or current value of shares of any Piper fund sold with a sales charge that are currently held by you and your related accounts or by other members of your group.

    QUALIFIED GROUPS.    You  may  group purchases  in  the  following  personal
accounts together:

    -Your individual account.

    -Your spouse's account.

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                         SHAREHOLDER GUIDE TO INVESTING

    -Your children's accounts (if they are under the age of 21).

    -Your employee benefit plan accounts if they are exclusively for your benefit. This includes accounts such as IRAs, individual 403(b) plans or single-participant Keogh-type plans.

    -A single trust estate or single fiduciary account if you are the trustee or fiduciary.

    Additionally, purchases made by members of any organized group meeting the requirements listed below may be aggregated for purposes of determining sales charges:

    -The group has been in existence for more than six months.

    -It is not organized for the purpose of buying redeemable securities of a registered investment company.

    -Purchases must be made through a central administration, or through a single dealer, or by other means that result in economy of sales effort or expense.

    An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

Right of Accumulation

    Sales charges for purchases of Fund shares into Piper Jaffray accounts will be automatically calculated taking into account the dollar amount of any new purchases along with the higher of current value or cost of shares previously purchased in any other mutual fund managed by the Adviser that was sold with a sales charge. For other broker-dealer accounts, you should notify your Investment Executive at the time of purchase of additional Piper fund shares you may own.

Letter of Intent

    Your sales charge may be reduced by signing a non-binding Letter of Intent. This Letter of Intent will state your intention to invest $100,000 or more in any of the mutual funds managed by the Adviser that are sold with a sales charge over a 13-month period, beginning not earlier than 90 days prior to the date you sign the Letter. You will pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period. Part of your shares will be held in escrow to cover additional sales charges that may be due if you do not invest the planned amount. Please see "Purchase of Shares" in the Statement of Additional Information for more details. You can contact your Piper Jaffray Investment Executive or other broker-dealer for an application.

                             SPECIAL PURCHASE PLANS

    For more information on any of the following special purchase plans, contact your Piper Jaffray Investment Executive or other broker-dealer.

Purchases by Piper Jaffray Companies Inc., Its Subsidiaries and Associated
Persons

    Piper Jaffray Companies Inc. and its subsidiaries may buy shares of the Funds without incurring a sales charge. The following persons associated with such entities also may buy Fund shares without paying a sales charge:

    -Officers, directors and their spouses.

    -Employees, retirees and their spouses.

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                         SHAREHOLDER GUIDE TO INVESTING

    -Investment Executives and their spouses.

    -Children, grandchildren, parents or siblings of any of the above, or spouses of any of these persons.

    -Any trust, pension, profit-sharing or other benefit plan for any of the above.

All persons in the first four groups set forth above may continue to add to their accounts after their company relationships have ended.

Purchases by Broker-Dealers

    Employees of broker-dealers who have entered into sales agreements with the Distributor, and spouses and children under the age of 21 of such employees, may buy shares of the Funds without incurring a sales charge.

Purchases by Other Individuals Without a Sales Charge

    The following other individuals and entities may buy Fund shares without paying a sales charge:

    -Clients of the Adviser buying shares of the Funds in their advisory accounts.

    -Discretionary   accounts  at  Piper  Trust   Company  and  participants  in
     investment companies exempt from registration under the 1940 Act that are managed by the Adviser.

    -Trust companies and bank trust departments using funds over which they exercise exclusive discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity.

    -Investors purchasing shares through a Piper Jaffray Investment Executive if the purchase of such shares is funded by the proceeds from the sale of shares of any non-money market open-end mutual fund not managed by the Adviser. This privilege is available for 30 days after the sale.

    -Former shareholders of American Government Term Trust Inc. may invest the distributions received by them in connection with the dissolution of such fund in shares of the Funds without payment of a sales charge.

                              HOW TO REDEEM SHARES

Normal Redemption

    You may redeem all or a portion of your shares on any day that a Fund values its shares. (Please refer to "Valuation of Shares" below for more information.) Your shares will be redeemed at the net asset value next calculated after the receipt of your instructions in good form by your Piper Jaffray Investment Executive or other broker-dealer as explained below.

    PIPER JAFFRAY INC. ACCOUNTS. To redeem your shares, please contact your Piper Jaffray Investment Executive with an oral redemption request.

    OTHER BROKER-DEALER ACCOUNTS. To redeem your shares, you may either contact your broker-dealer with an oral request or send a written request directly to the Funds' transfer agent, IFTC. This request should contain: the dollar amount or number of shares to be redeemed, your Fund account number and either a social security or tax identification number (as applicable). You should sign your request in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. A signature guarantee is required for redemptions over $25,000. Please contact IFTC or refer to "Redemption of Shares" in the Statement of Additional Information for more details.

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                         SHAREHOLDER GUIDE TO INVESTING

Contingent Deferred Sales Charge

    If you invest $500,000 or more and, as a result, pay no front-end sales charge, or if you purchased shares during the Special Offering Period, you may incur a contingent deferred sales charge if you redeem within 24 months. In the case of investments of $500,000 or more, for all redemptions made during the 24-month period this charge will be equal to 1% of the lesser of the net asset value of the shares at the time of purchase or at the time of redemption. In the case of purchases made during the Special Offering Period that otherwise would be subject to a front-end sales charge, the contingent deferred sales charge will be equal to 2% of the lesser of the net asset value of the shares at the time of purchase or at the time of redemption for redemptions made during the first 12 months after purchase and 1% during the second 12 months. In both cases, the contingent deferred sales charge does not apply to amounts representing an increase in the value of Fund shares due to capital appreciation or to shares acquired through reinvestment of dividend or capital gain distributions. In determining whether a contingent deferred sales charge is payable, shares that are not subject to any deferred sales charge will be redeemed first, and other shares will then be redeemed in the order purchased.

    LETTER OF INTENT. In the case of a Letter of Intent, the 24-month period begins on the date the Letter of Intent is completed.

    SPECIAL PURCHASE PLANS. If you purchased your shares through one of the plans described above under "Special Purchase Plans," the contingent deferred sales charge will be waived. In addition, the contingent deferred sales charge will be waived in the event of:

    -The death or disability (as defined in Section 72(m)(7) of the Code) of the shareholder. (This waiver will be applied to shares held at the time of death or the initial determination of disability of either an individual shareholder or one who owns the shares as a joint tenant with the right of survivorship or as a tenant in common.)

    -Involuntary redemptions effected pursuant to the right to liquidate shareholder accounts having an aggregate net asset value of less than $200.

    EXCHANGES. If you exchange your shares, no contingent deferred sales charge will be imposed. However, the charge will apply if you subsequently redeem the new shares within 24 months of the original purchase.

    REINSTATEMENT PRIVILEGE. If you elect to use the Reinstatement Privilege (please see "Shareholder Services" below), any contingent deferred sales charge you paid will be credited to your account (proportional to the amount reinvested). Please see "Redemption of Shares" in the Statement of Additional Information for more details.

Payment of Redemption Proceeds

    After your shares have been redeemed, proceeds will normally be sent to you or your broker-dealer within three business days. In no event will payment be made more than seven days after receipt of your order in good form. However, payment may be postponed or the right of redemption suspended for more than seven days under unusual circumstances, such as when trading is not taking place on the New York Stock Exchange. Payment of redemption proceeds may also be delayed if the shares to be redeemed were purchased by a check drawn on a bank which is not a member of the Federal Reserve System, until such checks have cleared the banking system (normally up to 15 days from the purchase date).

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                         SHAREHOLDER GUIDE TO INVESTING

Involuntary Redemption

    Each Fund reserves the right to redeem your account at any time the net asset value of the account falls below $200 as the result of a redemption or exchange request. You will be notified in writing prior to any such redemption and will be allowed 30 days to make additional investments before the redemption is processed.

                              SHAREHOLDER SERVICES

Automatic Monthly Investment Program

    You may arrange to make additional automated purchases of shares of the Funds or certain other mutual funds managed by the Adviser. You can automatically transfer $100 or more per month from your bank, savings and loan or other financial institution to purchase additional shares. In addition, if you hold your shares in a Piper Jaffray account you may arrange to make such additional purchases by having $25 or more automatically transferred each month from any of the money market fund series of the Company. You should contact your Piper Jaffray Investment Executive or IFTC to obtain authorization forms or for additional information.

Reinstatement Privilege

    If you have redeemed shares of a Fund, you may be eligible to reinvest in shares of any fund managed by the Adviser without payment of an additional sales charge. The reinvestment request must be made within 30 days of the redemption. This privilege is subject to the eligibility of share purchases in your state as well as the minimum investment requirements and any other applicable terms in the prospectus of the fund being acquired.

Exchange Privilege

    If your investment goals change, you may prefer a fund with a different objective. If you are considering an exchange into another mutual fund managed by the Adviser, you should carefully read the appropriate prospectus for additional information about that fund. A prospectus may be obtained through your Piper Jaffray Investment Executive, your broker-dealer or the Distributor. To exchange your shares, please contact your Piper Jaffray Investment Executive, your broker-dealer or IFTC.

    You may exchange your shares for shares of any other mutual fund managed by the Adviser. All exchanges are subject to the eligibility of share purchases in your state as well as the minimum investment requirements and any other applicable terms in the prospectus of the fund being acquired. Exchanges are made on the basis of the net asset values of the funds involved, except that investors exchanging into a fund which has a higher sales charge must pay the difference.

    The Company reserves the right to change or discontinue the exchange privilege, or any aspect of the privilege, upon 60 days' written notice.

Telephone Transaction Privileges
    PIPER JAFFRAY INC. ACCOUNTS. If you hold your shares in a Piper Jaffray account, you may telephone your Investment Executive to execute any transaction or to apply for many shareholder services. In some cases, you may be required to complete a written application.

    OTHER BROKER-DEALER ACCOUNTS. If you hold your shares in an account with your broker-dealer or at IFTC, you may authorize telephone privileges by completing the Account Application and Services Form. Please contact your broker-dealer or IFTC (800-874-6205) for an application or for more details. The Funds will employ reasonable procedures to confirm that a telephonic request is genuine, including requiring that

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                         SHAREHOLDER GUIDE TO INVESTING
payment be made only to the address of record or the bank account designated on the Account Application and Services Form and requiring certain means of telephonic identification. A Fund employing such procedures will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. If a Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone transactions. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests. If you cannot reach the Funds by telephone, you should contact your broker-dealer or issue written instructions to IFTC at the address set forth herein. See "Management -- Transfer Agent, Dividend Disbursing Agent and Custodian." The Funds reserve the right to suspend or terminate their telephone services at any time without notice.

Directed Dividends

    You may direct income dividends and capital gains distributions to be invested in any other mutual fund managed by the Adviser (other than a money market fund) that is offered in your state. This investment will be made at net asset value. It will not be subject to a minimum investment amount except that you must hold shares in such fund (including the shares being acquired with the dividend or distribution) with a value at least equal to such fund's minimum initial investment amount.

Systematic Withdrawal Plan

    If your account has a value of $5,000 or more, you may establish a Systematic Withdrawal Plan for either Fund. This plan will allow you to receive regular periodic payments by redeeming as many shares from your account as necessary. As with other redemptions, a redemption to make a withdrawal is a sale for federal income tax purposes. Payments made under a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of the payments may be a return of capital.

    A request to establish a Systematic Withdrawal Plan must be submitted in writing to your Piper Jaffray Investment Executive or other broker-dealer. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. You will be required to have any income dividends and any capital gains distributions reinvested. You may choose to have withdrawals made monthly, quarterly or semiannually. Please contact your Piper Jaffray Investment Executive, other broker-dealer or IFTC for more information.

    You should be aware that additional investments in an account that has an active Systematic Withdrawal Plan may be inadvisable due to sales charges and tax liabilities. Please refer to "Redemption of Shares" in the Statement of Additional Information for additional details.

Account Protection

    If your Fund shares are held in a Piper Jaffray account, they are protected in the unlikely event of Piper Jaffray's financial failure. Piper Jaffray is a member of the Securities Investor Protection Corporation ("SIPC"), whose primary purpose is to protect the customers of its members against losses of up to $500,000 ($100,000 on claims for cash) in the event of a member's liquidation.

    In addition to the $500,000 SIPC protection, Piper Jaffray clients have additional protection provided by Aetna Casualty and Surety Company. Your investments in the Funds held in a Piper Jaffray PRIME or PAT Plus account are protected up to $49.5 million beyond the coverage provided by SIPC for total account protection of $50 million. Investments held in all other Piper Jaffray accounts are protected up to $24.5 million beyond the coverage provided by SIPC for total account protection of $25 million. This protection does NOT cover any declines in the net asset value of Fund shares.

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                         SHAREHOLDER GUIDE TO INVESTING

Confirmation of Transactions and Reporting of Other Information

    Each time there is a transaction involving your Fund shares, such as a purchase, redemption or dividend reinvestment, you will receive a confirmation statement describing that activity. This information will be provided to you from either Piper Jaffray, your broker-dealer or IFTC. In addition, you will receive various IRS forms after the first of each year detailing important tax information and each Fund is required to supply annual and semiannual reports that list securities held by the Fund and include the current financial statements of the Fund.

    HOUSEHOLDING. If you have multiple accounts with Piper Jaffray, you may receive some of the above information in combined mailings. This will not only help to reduce Fund expenses, it will help the environment by saving paper. Please contact your Piper Jaffray Investment Executive for more information.

                          DIVIDENDS AND DISTRIBUTIONS

    The net investment income of each Fund will be declared as dividends daily and paid monthly. Net realized capital gains, if any, will be distributed at least once annually. Each daily dividend is payable to Fund shareholders of record at the time of its declaration. "Shareholders of record" includes holders of shares purchased for which payment has been received by the Distributor or IFTC, as appropriate, and excludes holders of shares redeemed on that day. Shares redeemed will earn dividends through the day prior to settlement of the redemption.

    The Funds will not attempt to stabilize distributions and intend to distribute to their shareholders substantially all of the net investment income earned during any period. Thus, each Fund's dividends can be expected to vary from month to month.

    DISTRIBUTIONS OPTIONS. All net investment income dividends and net realized capital gains distributions for a Fund generally will be payable in additional shares of that Fund at net asset value ("Reinvestment Option"). If you wish to receive your distributions in cash, you must notify your Piper Jaffray Investment Executive or other broker-dealer. You may elect either to receive income dividends in cash and capital gains distributions in additional shares of the Fund at net asset value ("Split Option"), or to receive both income dividends and capital gains distributions in cash ("Cash Option"). You may also direct income dividends and capital gains distributions to be invested in another mutual fund managed by the Adviser. See "Shareholder Services -- Directed Dividends," above. The taxable status of income dividends and/or net capital gains distribution is not affected by whether they are reinvested or paid in cash.

                              VALUATION OF SHARES

    The Funds compute their net asset value on each day the New York Stock Exchange (the "Exchange") is open for business. The calculation is made as of the regular close of the Exchange (currently 4:00 p.m., New York time) after the Funds have declared any applicable dividends.

    The net asset value per share for each Fund is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected) less all liabilities by the number of Fund shares outstanding. For purposes of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

    The value of certain fixed-income securities will be provided by an independent pricing service, which determines these valuations at a time earlier than the close of the Exchange. Pricing services consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations.
Fixed-income securities for which prices are not available from an independent pricing service but where an active market exists will be valued using market quotations obtained from one or more dealers that make markets in the securities. Occasionally events affecting the value of such securities may occur between the time valuations are determined and the close of the Exchange. If events materially affecting the value of such securities occur during such period, or if the Company's management determines for any other reason that valuations provided by the pricing service or through dealer quotations are inaccurate, such securities will be valued at their fair value according to procedures decided upon in good faith by the Company's Board of Directors. In addition, any securities or other assets of a Fund for which market prices are not readily available will be valued at their fair value in accordance with such procedures.

                                   TAX STATUS

Federal Taxation

    Each Fund is treated as a separate corporation for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, each Fund is treated separately in determining whether it qualifies as a regulated investment company under the Code and for purposes of determining the net ordinary income (or loss), net realized capital gains (or losses) and distributions necessary to relieve such Fund of any federal income tax liability. Each Fund qualified as a regulated investment company during the last taxable year and each Fund intends to so qualify during the current taxable year. If so qualified, a Fund will not be liable for federal income taxes to the extent it distributes its taxable income to shareholders.

    Each Fund intends to take all actions required under the Code to ensure that it may pay "exempt interest dividends." If a Fund meets these requirements, distributions of net interest income from tax-exempt obligations that are designated by the Fund as exempt-interest dividends will be excludable from the gross income of the Fund's shareholders. Each Fund's present policy is to designate exempt-interest dividends annually. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns. Distributions paid from other interest income and from any net realized capital gains will be taxable to shareholders whether received in cash or in additional shares. Capital gains from the sale or exchange of shares are also subject to tax.

    Exempt interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986 to finance private activities are treated as an item of tax preference for purposes of computing the alternative minimum tax for individuals, estates and trusts. Each Fund may invest in such obligations, provided that at least 80% of the value of each Fund's net assets will at all times be invested in tax-exempt obligations the interest on which is not an item of tax preference. See "Taxation" in the Statement of Additional Information.

    If a Fund invests in custodial receipts (see "Investment Objectives and Policies -- Tax-Exempt Securities -- Derivative Municipal Obligations"), it is possible that a portion of the discount at which the Fund purchases the receipts might have to be accrued as taxable income during the period that the Fund holds the receipts. Because of the requirement that each Fund distribute 90% of its net investment income to maintain its status as a regulated investment company, the Fund would be obligated to distribute taxable income to shareholders in the amount of its accrued taxable income.

    The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for Tax-Exempt Securities. The Funds cannot predict what additional legislation may be enacted that may affect shareholders. The Funds will avoid investment in Tax-Exempt Securities which, in the opinion of the Adviser, pose a material risk of the loss of tax exemption. Further, if a Tax-Exempt Security in a Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.

    The exclusion from federal gross income of exempt-interest dividends will not necessarily result in exclusion under the income tax laws of any state or local governmental unit.

Minnesota Taxation

    The portion of exempt-interest dividends that is derived from interest income on obligations of the State of Minnesota or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95% or more of the exempt-interest dividends paid by the Fund. The remaining portion of such dividends, and dividends that are not exempt-interest dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts. Minnesota Fund intends to meet this 95% requirement, so that the dividends it pays that are attributable to interest on Minnesota obligations will be excludable from the Minnesota taxable income of shareholders that are individuals, estates and trusts. National Fund, however, will not meet the 95% requirement, and accordingly all exempt interest dividends paid by the National Fund will be taxable in Minnesota. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains under Minnesota law. However, Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. As under federal law, the portion of Social Security benefits subject to Minnesota income tax may be affected by the amount of exempt-interest dividends received by the shareholders. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax.

    The Minnesota Legislature has enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Minnesota Fund is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, Minnesota Fund cannot predict the likelihood that interest on the Minnesota Tax-Exempt Securities held by the Fund would become taxable under this Minnesota statutory provision.

    The foregoing discussion relates to federal and Minnesota income taxation as of the date of this Prospectus. For a more detailed discussion of the income tax consequences of investing in shares of the Funds, see "Taxation" in the Statement of Additional Information. Before investing in either of the Funds, you should check for any further consequences under applicable local and state tax laws.

                            PERFORMANCE COMPARISONS

    Advertisements and other sales literature for the Funds may refer to their "yield," "tax equivalent yield," "average annual total return" and "cumulative total return." All such figures are based on historical earnings and are not intended to indicate future performance. The return on and principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    The advertised yield of a Fund will be based upon a 30-day period stated in the advertisement. Yield is calculated by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the period by the maximum offering price per share on the last day of the period. The result is then annualized using a formula that provides for semiannual compounding of income.

    Tax equivalent yield is calculated by applying the stated income tax rate only to that portion of the yield that is exempt from taxation. The tax-exempt portion of the yield is divided by the number 1 minus the stated income tax rate (E.G., 1- 28% = 72%). The result is then added to that portion of the yield, if any, that is not tax exempt.

    The average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Cumulative total return is calculated by subtracting a hypothetical $1,000 payment to a Fund from the redeemable value of such payment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. In calculating average annual and cumulative total return, the maximum sales charge is deducted from the hypothetical investment and all dividends and distributions are assumed to be reinvested. Such total return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge, and which thus will be higher.

    Comparative performance information may also be used from time to time in advertising the Funds' shares. For example, advertisements may compare a Fund's performance to that of various unmanaged market indices, or may include performance data from Lipper Analytical Services, Inc., Morningstar, Inc. or other entities or organizations that track the performance of investment companies.

    For additional information regarding comparative performance information and the calculation of a Fund's yield, tax equivalent yield and total return, see "Performance Comparisons" in the Statement of Additional Information.

    Advertisements and other sales literature may also refer to a Fund's effective duration. Effective duration estimates the interest rate risk (price volatility) of a security, I.E., how much the value of the security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price is to changes in interest rates. For example, if interest rates were to increase by 1%, the market value of a bond with an effective duration of five years would decrease by about 5%, with all other factors being constant. It is important to understand that, while a valuable measure, effective duration is based upon certain assumptions and has several limitations. It is most effective as a measure of interest rate risk when interest rate changes are small, rapid and occur equally across all the different points of the yield curve. In addition, effective duration is difficult to calculate precisely, especially in the case of a bond that is callable prior to maturity.

                              GENERAL INFORMATION

    The Company, which was organized under the laws of the State of Minnesota in 1986, is authorized to issue a total of 10 trillion shares of common stock, with a par value of $.01 per share. Three hundred and ninety billion of these shares have been authorized by the Board of Directors to be issued in twelve separate series, as follows: Growth Fund, Emerging Growth Fund, Growth and Income Fund, Small Company Growth Fund (formerly Equity Strategy Fund), Balanced Fund, Government Income Fund, Intermediate Bond Fund (formerly Institutional Government Income Portfolio), National Tax-Exempt Fund and Minnesota Tax-Exempt Fund, each of which has ten billion authorized shares, and Money Market Fund, Tax-Exempt Money Market Fund and U.S. Government Money Market Fund, each of which has one hundred billion authorized shares.

    The Board of Directors is empowered under the Company's Articles of Incorporation to issue additional series of the Company's common stock without shareholder approval. In addition, the Board of Directors may, without shareholder approval, create and issue one or more additional classes of shares within each Fund, as well as within any other series of the Company or any series created in the future. See "Capital Stock and Ownership of Shares" in the Statement of Additional Information.

    All shares, when issued, will be fully paid and nonassessable and will be redeemable. All shares have equal voting rights. They can be issued as full or fractional shares. A fractional share has pro rata the same kind of rights and privileges as a full share. The shares possess no preemptive or conversion rights.

    Each share of a series has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the series' shares. On some issues, such as the election of directors, all shares of the Company vote together as one series. Cumulative voting is not authorized. This means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and, in such event, the holders of the remaining shares will be unable to elect any directors.

    The Bylaws of the Company provide that shareholder meetings be held only with such frequency as required under Minnesota law. Minnesota corporation law requires only that the Board of Directors convene shareholder meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of the Company may demand a regular meeting of shareholders by written notice given to the chief executive officer or chief financial officer of the Company. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 90 days after receipt of the demand, all at the expense of the Company. In addition, the 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions and for certain amendments to investment advisory contracts and Rule 12b-1 distribution plans.

Pending Legal Proceedings

    Complaints have been brought against the Adviser and the Distributor relating to another series of the Company and to other investment companies for which the Adviser acts or has acted as investment adviser or subadviser. These lawsuits do not involve the Funds.

    A number of complaints have been brought in federal and state court against the Institutional Government Income Portfolio ("PJIGX") series of the Company (such series has been renamed Intermediate Bond Fund), the Adviser, the Distributor, and certain individuals affiliated or formerly affiliated with the Adviser and the Distributor. On February 13, 1996, a Settlement Agreement became effective for the consolidated class action lawsuit, titled In Re: PIPER FUNDS INC. INSTITUTIONAL GOVERNMENT INCOME PORTFOLIO LITIGATION. The Amended Consolidated Class Action Complaint was filed on October 5, 1994, in the United States District Court, District of Minnesota, against PJIGX, the Adviser, the Distributor, William H. Ellis and Edward J. Kohler, and had alleged the making of materially misleading statements in the prospectus, common law negligent misrepresentation and breach of fiduciary duty. The Settlement Agreement will provide approximately $67.5 million, together with interest earned, less certain disbursements and attorney fees, to class members in payments scheduled over approximately three years. Such payments will be made by Piper Jaffray Companies Inc. and the Adviser and will not be an obligation of the Company. A number of lawsuits and arbitrations brought by some of the investors who requested exclusion from the settlement class remain pending.

    Complaints also have been filed in state and federal court relating to a number of closed-end investment companies managed by the Adviser and two open-end investment companies for which the Adviser has acted as subadviser. The complaints, which ask for rescission of plaintiff shareholders' purchases or compensatory damages, plus interest, costs and expenses, generally allege, among other things, certain violations of federal and/or state securities laws, including the making of materially misleading statements in prospectuses concerning investment policies and risks. In addition to the Settlement Agreement discussed above, a settlement agreement has been reached with respect to a consolidated complaint relating to four closed-end investment companies managed by the Adviser and agreements-in-principle have been reached to settle certain other complaints. The Adviser and the Distributor also are subject to regulatory inquiries related to various funds or assets managed by the Adviser. See "Pending Litigation" in the Statement of Additional Information.

    The Adviser and the Distributor do not believe that the settlements discussed above, any agreement-in-principle to settle, or any outstanding complaint or action in arbitration or regulatory inquiry will have a material adverse effect on their ability to perform under their agreements with the Company or a material adverse effect on the Funds.

                         TAX-EXEMPT VS. TAXABLE INCOME

    The tables below show the approximate yields that taxable securities must earn to equal federally tax-exempt yields and yields that are exempt from both federal and Minnesota income taxes under selected combined federal/Minnesota income tax brackets, which reflect effective combined rates after deducting Minnesota taxes from federal income. The combined federal/Minnesota tax brackets assume the federal rate listed in the column above each combined bracket and a Minnesota income tax rate of 8.5% (except the 33.8% combined rate, which assumes a Minnesota rate of 8%). The 39.6% federal rate and the 8.5% Minnesota rate are the highest rates in effect for individuals in 1996 and currently scheduled to be in effect for individuals in 1997.

                               National Tax-Exempt Fund

                                      Equivalent Taxable Yield
             --------------------------------------------------------------------------
 Tax-Free           28%                31%                36%               39.6%
   Yield      Federal Bracket    Federal Bracket    Federal Bracket    Federal Bracket
-----------  -----------------  -----------------  -----------------  -----------------
      4.00%           5.56%              5.80%              6.25%              6.62%
      4.50            6.25               6.52               7.03               7.45
      5.00            6.94               7.25               7.81               8.28
      5.50            7.64               7.97               8.59               9.11
      6.00            8.33               8.70               9.38               9.93
      6.50            9.03               9.42              10.16              10.76
      7.00            9.72              10.14              10.94              11.59
      7.50           10.42              10.87              11.72              12.42
      8.00           11.11              11.59              12.50              13.25
                               Minnesota Tax-Exempt Fund
                                      Equivalent Taxable Yield
             --------------------------------------------------------------------------
              33.8% Combined     36.9% Combined     41.4% Combined     44.7% Combined
 Tax-Free    Federal/Minnesota  Federal/Minnesota  Federal/Minnesota  Federal/Minnesota
   Yield          Bracket            Bracket            Bracket            Bracket
-----------  -----------------  -----------------  -----------------  -----------------
      4.00%           6.04%              6.34%              6.83%              7.23%
      4.50            6.80               7.13               7.68               8.14
      5.00            7.55               7.92               8.53               9.04
      5.50            8.31               8.72               9.39               9.95
      6.00            9.06               9.51              10.24              10.85
      6.50            9.82              10.30              11.09              11.75
      7.00           10.57              11.09              11.95              12.66
      7.50           11.33              11.89              12.80              13.56
      8.00           12.08              12.68              13.65              14.47

    These charts do not take into consideration any federal or Minnesota alternative minimum tax. In addition, each chart is based upon yields that are derived solely from tax-exempt income. To the extent a Fund's advertised yield is derived from taxable income, the Fund's equivalent taxable yield will be less than set forth in the chart. The tax-free yields used in these charts should not be considered as representations of any particular rates of return and are for purposes of illustration only.

                    COMPARISON OF THE EFFECT OF COMPOUNDING
                     ON TAXABLE AND TAX-EXEMPT INVESTMENTS

    The graphs below demonstrate the effect that compounding has on taxable and tax-exempt investments with similar dividend yields for selected federal tax brackets and selected combined federal/Minnesota tax brackets. Dividends on an after-tax basis are assumed to be invested and compounded monthly.

             $10,000 Compounded at 5.10%
             TAX-EXEMPT VERSUS A 6.50% BOND COMPOUNDED AFTER FEDERAL TAX

             EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Federal Tax Free     After Tax 6.50% Bond        After Tax 6.50% Bond
                 earn 5.10%   Federal Tax Bracket 31.0%   Federal Tax Bracket 36
  9/30/96            10,000                      10,000                      10,000
  9/30/97            10,522                      10,458                      10,424
  9/30/98            11,071                      10,937                      10,866
  9/30/99            11,649                      11,437                      11,327
  9/30/00            12,258                      11,961                      11,807
  9/30/01            12,898                      12,509                      12,308
  9/30/02            13,571                      13,081                      12,830
  9/30/03            14,280                      13,680                      13,374
  9/30/04            15,025                      14,307                      13,941
  9/30/05            15,810                      14,962                      14,532
  9/30/06            16,635                      15,647                      15,148
  9/30/07            17,503                      16,363                      15,790
  9/30/08            18,417                      17,112                      16,460
  9/30/09            19,379                      17,895                      17,158
  9/30/10            20,391                      18,715                      17,885
  9/30/11            21,455                      19,572                      18,644
  9/30/12            22,575                      20,468                      19,434
  9/30/13            23,754                      21,405                      20,258
  9/30/14            24,994                      22,385                      21,117
  9/30/15            26,299                      23,410                      22,013
  9/30/16            27,672                      24,481                      22,946
  9/30/17            29,117                      25,602                      23,919
  9/30/18            30,637                      26,774                      24,933
  9/30/19            32,237                      28,000                      25,990
  9/30/20            33,920                      29,282                      27,093
  9/30/21            35,690                      30,623                      28,241
  9/30/22            37,554                      32,025                      29,439
  9/30/23            39,514                      33,491                      30,687
  9/30/24            41,578                      35,024                      31,988
  9/30/25            43,748                      36,628                      33,345
  9/30/26            46,032                      38,305                      34,759

             $10,000 Compounded at 5.00%
             DOUBLE TAX-EXEMPT VERSUS A 6.50% BOND COMPOUNDED AFTER FEDERAL AND MINNESOTA TAX

             EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Minnesota and         After Tax 6.50%             After Tax 6.50%
                 Federal Tax          Bond Minnesota and          Bond Minnesota
             Free earn 5.00%   Federal Tax Bracket 36.9%   Federal Tax Bracket 41.4%
 9/30/1996             10000                       10000                       10000
 9/30/1997             10512                       10418                       10388
 9/30/1998             11049                       10853                       10790
 9/30/1999             11615                       11307                       11209
 9/30/2000             12209                       11780                       11643
 9/30/2001             12834                       12272                       12094
 9/30/2002             13490                       12785                       12563
 9/30/2003             14180                       13319                       13050
 9/30/2004             14906                       13876                       13556
 9/30/2005             15668                       14456                       14081
 9/30/2006             16470                       15060                       14627
 9/30/2007             17313                       15689                       15194
 9/30/2008             18198                       16345                       15783
 9/30/2009             19130                       17028                       16395
 9/30/2010             20108                       17740                       17030
 9/30/2011             21137                       18481                       17691
 9/30/2012             22218                       19254                       18376
 9/30/2013             23355                       20058                       19089
 9/30/2014             24550                       20897                       19828
 9/30/2015             25806                       21770                       20597
 9/30/2016             27126                       22680                       21395
 9/30/2017             28514                       23628                       22225
 9/30/2018             29973                       24616                       23086
 9/30/2019             31507                       25644                       23981
 9/30/2020             33118                       26716                       24911
 9/30/2021             34813                       27833                       25876
 9/30/2022             36594                       28996                       26879
 9/30/2023             38466                       30208                       27921
 9/30/2024             40434                       31470                       29003
 9/30/2025             42503                       32786                       30128
 9/30/2026             44677                       34156                       31296

    Each graph assumes that dividend yield and taxable income remain constant and that taxable dividend income earned does not put an investor into a higher tax bracket. The assumed dividend yields used in these graphs should not be considered as representations of any particular rates of return and are for purposes of illustration only.

    No dealer, sales representative or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus (and/or in the Statement of Additional Information referred to on the cover page of this Prospectus), and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or Piper Jaffray Inc. This Prospectus does not constitute an offer or solicitation by anyone in the state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so, or to any person to whom it is unlawful to make such offer or solicitation.

                                PIPER FUNDS INC.

                               INVESTMENT ADVISER
                     Piper Capital Management Incorporated

                                  DISTRIBUTOR
                               Piper Jaffray Inc.

                          CUSTODIAN AND TRANSFER AGENT
                       Investors Fiduciary Trust Company

                              INDEPENDENT AUDITORS
                             KPMG Peat Marwick LLP

                                 LEGAL COUNSEL
                              Dorsey & Whitney LLP

Table of Contents

                                               PAGE
Introduction..............................           2
Fund Expenses.............................           4
Financial Highlights......................           5
Investment Objectives and Policies........           7
Special Investment Methods................          13
Management................................          17
Distribution of Fund Shares...............          18
SHAREHOLDER GUIDE TO INVESTING
  How to Purchase Shares..................          19
  Reducing Your Sales Charge..............          20
  Special Purchase Plans..................          21
  How to Redeem Shares....................          22
  Shareholder Services....................          24
  Dividends and Distributions.............          26
Valuation of Shares.......................          27
Tax Status................................          27
Performance Comparisons...................          29
General Information.......................          30
Tax-Exempt vs. Taxable Income.............          32
Comparison of the Effect of Compounding on
 Taxable and Tax-Exempt Investments.......          33

-------------------------------------------
  Prospectus

       [LOGO]

  --------------------------

  Tax-Exempt Income Funds

   National Tax-Exempt Fund

   Minnesota Tax-Exempt Fund
   November 27, 1996

   ---------------------------------

      30500 021-97

                                     PART B

                            NATIONAL TAX-EXEMPT FUND
                            MINNESOTA TAX-EXEMPT FUND

                           Series of Piper Funds Inc.


                       STATEMENT OF ADDITIONAL INFORMATION

                               November 27,  1996


                                Table of Contents
                                                                          PAGE

Investment Policies and Restrictions . . . . . . . . . . . . . . . . .      2
Directors and Executive Officers . . . . . . . . . . . . . . . . . . .      7
Investment Advisory and Other Services . . . . . . . . . . . . . . . .     11
Portfolio Transactions and Allocation of Brokerage . . . . . . . . . .     16
Capital Stock and Ownership of Shares. . . . . . . . . . . . . . . . .     18
Net Asset Value and Public Offering Price. . . . . . . . . . . . . . .     19
Performance Comparisons. . . . . . . . . . . . . . . . . . . . . . . .     20
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .     23
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . .     23
Taxation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     25
General Information. . . . . . . . . . . . . . . . . . . . . . . . . .     27
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .     28
Pending Litigation . . . . . . . . . . . . . . . . . . . . . . . . . .     28
Appendix A - Ratings of Tax-Exempt Securities and
  Commercial Paper . . . . . . . . . . . . . . . . . . . . . . . . . .     A-1
Appendix B - Futures Contracts and Options . . . . . . . . . . . . . .     B-1


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated November 27, 1996, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Funds at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402.

                      INVESTMENT POLICIES AND RESTRICTIONS

     The shares of Piper Funds Inc. (the "Company") are currently offered in twelve series. This Statement of Additional Information relates to two of those series, National Tax-Exempt Fund ("National Fund") and Minnesota Tax-Exempt Fund ("Minnesota Fund") (sometimes referred to herein as a "Fund" or, collectively, as the "Funds"). The investment objectives and policies of the Funds are set forth in the Prospectus. Certain additional investment information is set forth below.

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements. The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the respective Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

     The Funds have received from the Securities and Exchange Commission an exemptive order permitting the Funds, along with the other series of the Company, closed-end and other open-end investment companies managed by Piper Capital Management Incorporated (the "Adviser"), and all future series of the Company and all future investment companies advised by the Adviser or its affiliates, to deposit uninvested cash balances into a single joint account to be used to enter into one or more large repurchase agreements.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES

     Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When a Fund purchases securities on a when-issued or forward commitment basis, it will maintain in a segregated account with its custodian cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made; the Fund will likewise segregate securities it sells on a forward commitment basis.

PUTS

     To help assure appropriate liquidity, each Fund may acquire Tax-Exempt Securities (as defined in the Funds' Prospectus) which provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligation. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. If an issuer, bank or broker-dealer should default on its obligation to repurchase a security, a Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. It will be each Fund's policy to enter into puts only with issuers, banks or broker-dealers that are determined by the Adviser to present minimal credit risks.

DIVERSIFICATION

     Although Minnesota Fund is characterized as a nondiversified fund under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund must meet certain diversification requirements in order to qualify as a regulated investment company for federal income tax purposes. To so qualify, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of its total assets consists of cash, cash items, securities issued by the U.S. Government, its agencies and instrumentalities, the securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than securities issued by the U.S. Government, its agencies or instrumentalities or the securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses.

ILLIQUID SECURITIES

     As set forth in the Prospectus, the Funds may invest in Rule 144A securities, commercial paper issued pursuant to Rule 4(2) under the Securities Act of 1933, and municipal lease obligations, and treat such securities as liquid when they have been determined to be liquid by the Board of Directors of the Company or by the Adviser subject to the oversight of and pursuant to procedures adopted by the Board of Directors. Under these procedures, factors taken into account in determining the liquidity of a security include (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and
(d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). With respect to Rule 144A securities, investing in such securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

PORTFOLIO TURNOVER

     Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year.

INVESTMENT RESTRICTIONS

     In addition to the investment objectives and policies set forth in the Prospectus, each Fund is subject to certain fundamental and nonfundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed without the vote of a majority of a Fund's outstanding shares. "Majority," as used in the Prospectus and in this Statement of Additional Information, means the lesser of (a) 67% of a Fund's outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of a Fund's outstanding shares.

     As fundamental investment restrictions, neither Fund will:

     1. Issue any senior securities (as defined in the 1940 Act) other than as set forth in restriction #2 below and except to the extent that using options and futures contracts or purchasing or selling securities on a when-issued or delayed delivery basis may be deemed to constitute issuing a senior security.

     2. Borrow money (provided that each Fund may enter into reverse repurchase agreements) except from banks for temporary or emergency purposes. Each Fund may borrow money in an amount up to 10% of the value of its total assets. With respect to each Fund, interest paid on borrowed funds will decrease the net earnings of the Fund. Neither Fund will purchase portfolio securities while outstanding borrowing exceeds 5% of the value of such Fund's total assets. Neither Fund will borrow money for leverage purposes (provided that each Fund may enter into reverse repurchase agreements for such purposes).

     3. Mortgage, pledge or hypothecate its assets except in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing. For purposes of this restriction, collateral arrangements for margin deposits on futures contracts or with respect to the writing of options are not deemed to be a pledge of assets.

     4. Purchase or sell commodities or commodities futures contracts, provided that each of the Funds may enter into financial futures contracts and engage in related options transactions.

     5. Purchase or sell real estate or real estate mortgage loans, except that the Funds may invest in Tax-Exempt Securities secured by real estate or interests therein.

     6. Act as an underwriter of securities of other issuers, except insofar as each Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

     As nonfundamental investment restrictions that may be changed at any time without shareholder approval, neither Fund will:

     1. Make short sales of securities, provided that each Fund for hedging purposes may enter into financial futures contracts and engage in related options transactions.

     2. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except that the Funds may make margin deposits in connection with futures contracts.

     3. Write, purchase or sell puts, calls or combinations thereof except for hedging purposes.

     4. Purchase or retain the securities of any issuer if, to the Fund's knowledge, those officers or directors of the Company or its affiliates or of its investment adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities.

     5.   Invest for the purpose of exercising control or management.

     6. Purchase or sell oil, gas or other mineral leases, rights or royalty contracts, except that the Funds may purchase or sell securities of companies investing in the foregoing.

     7. Invest more than 5% of the value of its total assets in securities of other investment companies except as part of a merger, consolidation or acquisition of assets.

     8. Invest more than 15% of the value of its net assets in illiquid securities.

     9. Invest more than 5% of the value of its total assets in foreign securities.

     10. Invest more than 5% of the value of its total assets in the securities of any issuers which, with their predecessors, have a record of less than three years' continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years.)

     11.  Loan its portfolio securities.

     12.  Invest in warrants.

     The identification of the issuer of a Tax-Exempt Security depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, such subdivision will be regarded as the sole issuer. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user then such non-governmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, and the value of all securities issued or guaranteed by the guarantor and owned by a Fund exceeds 10% of the value of such Fund's total assets, the guarantee will be regarded as a separate security and treated as an issue of such government or entity.

     Any investment restriction or limitation referred to above or in the Prospectus, except the borrowing policy, which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

SPECIAL CONSIDERATIONS REGARDING INVESTMENTS IN MINNESOTA TAX-EXEMPT SECURITIES

     As described in the Prospectus, except during temporary defensive periods, Minnesota Fund will invest in Minnesota Tax-Exempt Securities. The Fund is therefore susceptible to political, economic or regulatory factors affecting issuers of Minnesota Tax-Exempt Securities. The following information, together with the information set forth in the Prospectus, provides only a brief summary of the complex factors affecting the financial situation in Minnesota. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Minnesota. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

     MINNESOTA ECONOMY. The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system unusually sensitive to economic conditions.

     Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Generally, the structure of the State's economy parallels the structure of the United States economy as a whole. There are, however, employment concentrations in durable goods and non-durable goods manufacturing, particularly industrial machinery, instruments and miscellaneous, food, paper and related industries, and printing and publishing. During the period from 1980 to 1990, overall employment growth in Minnesota lagged behind national employment growth, in large part due to declining agricultural employment. The rate of non-farm employment growth in Minnesota exceeded the rate of national growth, however, in the period of 1990 to 1995. Since 1980, Minnesota per capita income generally has remained above the national average. During 1994 and 1995, the State's monthly unemployment rate was less than the national unemployment rate.

     There can be no assurance that Minnesota's economy and fiscal condition will not materially change in the future or that future difficulties will not occur. Economic difficulties and the resultant impact on State and local government finances may adversely affect the market value of obligations in the portfolio of Minnesota Fund or the ability of respective obligors to make timely payment of the principal and interest on such obligations.

                        DIRECTORS AND EXECUTIVE OFFICERS

     The directors and officers of the Company and their principal occupations during the past five years are set forth below. Unless otherwise indicated, all positions have been held for more than five years. The Company's directors and officers also serves as directors or officers of various closed-end and open-end investment companies managed by the Adviser.

     NAME, ADDRESS AND (AGE)            POSITION WITH THE COMPANY

     William H. Ellis* (54)             Chairman of the Board of Directors
     Piper Jaffray Tower
     222 South Ninth Street
     Minneapolis, Minnesota 55402

     David T. Bennett (56)              Director
     3400 City Center
     33 South Sixth Street
     Minneapolis, Minnesota 55402

     Jaye F. Dyer (69)                  Director
     4670 Norwest Center
     90 South Seventh Street
     Minneapolis, Minnesota 55402

     Karol D. Emmerich (47)             Director
     7302 Claredon Drive
     Edina, Minnesota 55439

     Luella G. Goldberg (59)            Director
     7019 Tupa Drive
     Edina, Minnesota 55435

     David A. Hughey (65)               Director
     134 Powers Road
     Meredith, NH 03253

     George Latimer (61)                Director
     754 Linwood Avenue
     St. Paul, MN  55105

     Paul A. Dow (45)                   President
     Piper Jaffray Tower
     222 South Ninth Street
     Minneapolis, Minnesota 55402

     Robert H. Nelson (33)              Vice President
     Piper Jaffray Tower                and Treasurer
     222 South Ninth Street
     Minneapolis, Minnesota 55402

     Susan S. Miley (39)                Secretary
     Piper Jaffray Tower
     222 South Ninth Street
     Minneapolis, Minnesota 55402

----------------
* Directors of the Company who are interested persons (as that term is defined by the 1940 Act) of Piper Capital Management Incorporated and the Funds.

     William H. Ellis is President of Piper Jaffray Companies Inc.; Director and Chairman of the Board of Piper Capital Management Incorporated ("the Adviser"); President of the Adviser since 1994; Director of Piper Jaffray Inc..

     David T. Bennett is of counsel to the law firm of Gray, Plant, Mooty, Mooty & Bennett, P.A., located in Minneapolis, Minnesota. Mr. Bennett is chairman of a group of privately held companies and serves on the board of directors of a number of nonprofit organizations.

     Jaye F. Dyer has been President of Dyer Management Company, a private management company, since 1991. Prior to that he was President and Chief Executive Officer of Dyco Petroleum Corporation, a Minneapolis based oil and natural gas development company he founded, from 1971 to March 1, 1989, and Chairman of the Board until December 31, 1990. Mr. Dyer serves on the board of directors of Northwestern National Life Insurance Company, The ReliaStar Financial Corp. (the holding company of Northwestern National Life Insurance Company) and various privately held and nonprofit corporations.

     Karol D. Emmerich has been President of The Paraclete Group, a consultant to nonprofit organizations, since 1993. Prior to that she was Vice President, Chief Accounting Officer and Treasurer of Dayton Hudson Corporation from 1980 to 1993. Ms. Emmerich is an Executive Fellow at the University of St. Thomas Graduate School of Business and serves on the board of directors of a number of privately held and nonprofit organizations.

     Luella G. Goldberg serves on the board of directors of Northwestern National Life Insurance Company (since 1976), The ReliaStar Financial Corp. (since 1989), TCF Bank Savings fsb (since 1985), TCF Financial Corporation (since 1988), and Hormel Foods Corp. (since 1993). Ms. Goldberg also serves as a Trustee of Wellesley College, and as a director of a number of other organizations, including the University of Minnesota Foundation and the Minnesota Orchestral Association. Ms. Goldberg was Chairman of the Board of Trustees of Wellesley College from 1985 to 1993 and acting President from July 1, 1993 to October 1, 1993.

     David A. Hughey is a Trustee of Bentley College. Prior to September 1996, he was Executive Vice President and Chief Administrative Officer of Dean Witter

InterCapital Inc., Dean Witter Services Company Inc. and Dean Witter Distributors Inc.; Director, Executive Vice President and Chief Administrative Officer of Dean Witter Trust Company; Vice President of Dean Witter Family of Funds and TCW/DW Family of Funds; and Director of ICI Mutual Insurance Company.

     George Latimer has been Chief Executive Officer of National Equity Fund, Chicago, Illinois since November 1995; prior thereto, Mr. Latimer was Director, Special Actions Office, Office of the Secretary, Department of Housing and Urban Development since 1993, and prior thereto he had been Dean of Hamline Law School, Saint Paul, Minnesota from 1990 to 1993. Mr. Latimer also serves on the board of directors of Digital Biometrics, Inc. and Payless Cashways, Inc.

     Paul A. Dow is Chief Investment Officer and Senior Vice President of the Adviser.

     Robert H. Nelson has been a Senior Vice President of the Adviser since 1993; prior thereto he had been a Vice President of the Adviser from 1991 to 1993.

     Susan S. Miley has been Senior Vice President and General Counsel of the Adviser since 1995 and Secretary of the Adviser since 1996; prior thereto she was counsel for American Express Financial Advisors, Minneapolis, Minnesota from 1994 to 1995 and an attorney at Simpson Thatcher & Bartlett, New York, New York from 1984 to 1992.

     Ms. Emmerich, Ms. Goldberg and Mr. Hughey are members of the Audit Committee of the Board of Directors. Ms. Emmerich acts as the chairperson of such committee. The Audit Committee oversees the Company's financial reporting process, reviews audit results and recommends annually to the Company a firm of independent certified public accountants.

     The Board of Directors also has a Committee of the Independent Directors, consisting of Mr. Bennett, who serves as chairperson, Messrs. Dyer, Hughey and Latimer, Ms. Emmerich and Ms. Goldberg, and a Derivatives Subcommittee consisting of Ms. Emmerich, who serves as chairperson, Ms. Goldberg and Mr. Dyer.

     The functions of the Committee of the Independent Directors are: (a) recommendation to the full Board of approval of any management, advisory, sub-advisory and/or administration agreements; (b) recommendation to the full Board of approval of any underwriting and/or distribution agreements; (c) review of the fidelity bond and premium allocation; (d) review of errors and omissions and any other joint insurance policies and premium allocation; (e) review of, and monitoring of compliance with, procedures adopted pursuant to certain rules promulgated under the 1940 Act; and (f) such other duties as the independent directors shall, from time to time, conclude are necessary or appropriate to carry out their duties under the 1940 Act. The functions of the Derivatives Subcommittee are: (a) to oversee practices, policies and procedures of the Adviser in connection with the use of derivatives; (b) to receive periodic reports from management; and (c) to report periodically to the Committee of the Independent Directors and the Board of Directors.

     The directors of the Company who are officers or employees of the Adviser or of its affiliates receive no remuneration from the Company. Each of the other directors currently receives a quarterly retainer of $3,625 that is allocated among the Funds and all other open-end funds managed by the Adviser on the basis of the total assets of each such fund. In addition, each director receives a fee from the Company for each regular quarterly and in-person special meeting of the Board of Directors attended. (The per-meeting fee is based on the combined total assets of the Company and Piper Institutional Funds Inc.)
The per-meeting fee is based upon asset size and is $250 if assets are under $200 million, $500 if assets are $200 million and over but less than $500 million, $750 if asses are $500 million and over but less than $1 billion, $1,000 if assets are $1 billion and over but less than $5 billion, and $1,500 if
assets are $5 billion or over.   Members of the Audit Committee who are not
affiliated with the Adviser receive $1,000 for each Audit Committee meeting attended ($2,000 for the chairperson of the Committee), and the chairperson of the Committee of the Independent Directors receives $1,000 for each meeting of such committee attended, with such fees being allocated evenly between the Company and all other closed-end and open-end investment companies managed by the Adviser. Members of the Committee of the Independent Directors and the Derivatives Subcommittee (other than the chairperson of the Committee of the Independent Directors) currently receive no additional compensation. In addition, each Director who is not affiliated with the Adviser is reimbursed for expenses incurred in connection with attending meetings.

     The following table sets forth the compensation received by each director from the Company during the fiscal year ended September 30, 1996, as well as the total compensation received by each director from the Company and all other registered investment companies managed by the Adviser or affiliates of the Adviser during the calendar year ended December 31, 1995. Directors who are officers or employees of the Adviser or any of its affiliates did not receive any such compensation and are not included in the table. Mr. Hughey became a director of the Company on September 3, 1996.

                        Aggregate Compensation      Total Compensation
Director                   from the Company         from Fund Complex*
--------                ----------------------      ------------------
David T. Bennett                $6,400                   $61,700
Jaye F. Dyer                    $6,775                   $67,700
Karol D. Emmerich               $6,775                   $67,700
Luella G. Goldberg              $7,150                   $70,700
George Latimer                  $6,400                   $64,700
David A. Hughey                   $0                       $0

---------------
* Currently consists of 20 registered investment companies managed by the Adviser or an affiliate of the Adviser, including the Company. During the 1995 calendar year, the Fund Complex consisted of up to 27 such investment companies, several of which were merged or consolidated during the year. Each director included in the table serves on the board of each such open-end and closed-end investment company.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     The investment adviser for the Funds is Piper Capital Management Incorporated (the "Adviser"). Its affiliate, Piper Jaffray Inc. (the "Distributor"), acts as the Funds' distributor. Each will act as such pursuant to a written agreement which will be periodically approved by the directors or the shareholders of the Funds. The address of both the Adviser and the Distributor is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402.

CONTROL OF THE ADVISER AND THE DISTRIBUTOR

     The Adviser and the Distributor are both wholly owned subsidiaries of Piper Jaffray Companies Inc., a publicly held corporation which is engaged through its subsidiaries in various aspects of the financial services industry.

INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT

     The Adviser acts as the investment adviser of the Funds under an Investment Advisory and Management Agreement which has been approved by the Board of Directors (including a majority of the directors who are not parties to the agreement, or interested persons of any such party, other than as directors of the Funds) and the shareholders of the Funds.

     The Investment Advisory and Management Agreement will terminate automatically in the event of its assignment. In addition, the agreement is terminable at any time, without penalty, by the Board of Directors of the Company or by vote of a majority of the Company's outstanding voting securities on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Company. The agreement may be terminated with respect to a particular Fund at any time by a vote of the holders of a majority of the outstanding voting securities of such Fund, upon 60 days' written notice to the Adviser. Unless sooner terminated, the agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding voting securities of the Company, provided that in either event such continuance is also approved by a vote of a majority of the directors who are not parties to such agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. If a majority of the outstanding voting securities of either Fund approves the agreement, the agreement shall continue in effect with respect to such approving Fund whether or not the shareholders of the other Fund approve the agreement.

     Pursuant to the Investment Advisory and Management Agreement, the Funds pay the Adviser monthly advisory fees equal on an annual basis to a certain percentage of each Fund's average net assets as set forth in the following table.

                                          Annual Advisory Fee
     Average Net Asset Values              as Percentage of
          of each Fund                     Average Net Assets
     ------------------------             -------------------
     On the first $250,000,000                   .50%
     On the next $250,000,000                    .45%
     On average assets of over
       $500,000,000                              .40%

     For the fiscal years ended September 30, 1994, 1995 and 1996, National Fund paid $368,373, $298,729 and $258,789, respectively, and Minnesota Fund paid $852,616, $706,675 and $660,926, respectively, to the Adviser pursuant to the Investment Advisory and Management Agreement.

     Under the Investment Advisory and Management Agreement, the Adviser provides each Fund with advice and assistance in the selection and disposition of that Fund's investments. All investment decisions are subject to review by the Board of Directors of the Company. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers or directors of the Funds.

     The same security may be suitable for one or both of the Funds and/or for other series of the Company or other funds or private accounts managed by the Adviser or its affiliates. If and when two or more funds or accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to each fund or account. The simultaneous purchase or sale of the same securities by both Funds or by either of the Funds and other series of the Company or other funds or accounts may have a detrimental effect on a Fund, as this may affect the price paid or received by that Fund or the size of the position obtainable or able to be sold by that Fund.

EXPENSES

     The expenses of each Fund are deducted from their income before dividends are paid. These expenses include, but are not limited to, organizational costs, fees paid to the Adviser, fees and expenses of officers and directors who are not affiliated with the Adviser, taxes, interest, legal fees, transfer agent, dividend disbursing agent and custodian fees, audit fees, brokerage fees and commissions, fees and expenses of registering and qualifying the Funds and their shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information annually to existing shareholders, the expenses of reports to shareholders, shareholders' meetings and proxy solicitations, distribution expenses pursuant to the Rule 12b-1 plan, and other expenses which are not expressly assumed by the Adviser under the Investment Advisory and Management Agreement. Any general expenses of the Company that are not readily identifiable as belonging to a particular series of the Company will be allocated among the series based upon the relative net assets of the series at the time such expenses were incurred.

DISTRIBUTION PLAN

     Rule 12b-1(b) under the 1940 Act provides that any payments made by the Funds in connection with financing the distribution of their shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. Because some of the payments described below to be made by the Funds are distribution expenses within the meaning of Rule 12b-1, the Company has entered into an Underwriting and Distribution Agreement with the Distributor pursuant to a Distribution Plan adopted in accordance with such Rule.

     Rule 12b-1(b)(1) requires that such plan be approved by a majority of a Fund's outstanding shares, and Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors and of the directors who are not interested persons of the Company and who have no direct or indirect interest in the operation of the plan or in the agreements related to the plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. Rule 12b-1(b)(3) requires that the plan or agreement provide, in substance:

          (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule 12b-1;

          (b) that any person authorized to direct the disposition of moneys paid or payable by the Company pursuant to the plan or any related agreement shall provide to the Company's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

          (c) in the case of a plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by a vote of a majority of the outstanding voting securities of a Fund.

     Rule 12b-1(b)(4) requires that such a plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments of the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1.

     Rule 12b-1(c) provides that the Company may rely upon Rule 12b-1(b) only if the selection and nomination of the Company's disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1(e) provides that the Company may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and
(b) of the 1940 Act,
that there is a reasonable likelihood that the plan will benefit the Company and its shareholders. The Board of Directors has concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Company and its shareholders.

     Pursuant to the provisions of the Distribution Plan, each Fund pays a fee to the Distributor at a monthly rate of 1/12 of .30% of such Fund's average daily net assets in connection with servicing of the Fund's shareholder accounts and in connection with distribution-related services provided with respect to the Funds. A portion of the total fee (to be determined from time to time by the Board of Directors) may be paid as a distribution fee and will be used by the Distributor to cover expenses that are primarily intended to result in, or that are primarily attributable to, the sale of shares of the Funds ("Distribution Expenses"), and the remaining portion of the fee may be paid as a shareholder servicing fee and will be used by the distributor to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with respect to the Funds ("Shareholder Servicing Costs"). Distribution Expenses under the Plan include, but are not limited to, initial and ongoing sales compensation (in addition to sales charges) paid to Investment Executives of the Distributor and to other broker-dealers; expenses incurred in the printing of prospectuses, statements of additional information and reports used for sales purposes; expenses of preparation and distribution of sales literature; expenses of advertising of any type; an allocation of the Distributor's overhead; and payments to and expenses of persons who provide support services in connection with the distribution of Fund shares.
Shareholder Servicing Costs include all expenses of the Distributor incurred in connection with providing administrative or accounting services to shareholders, including, but not limited to, an allocation of the Distributor's overhead and payments made to persons, including employees of the Distributor, who respond to inquiries of shareholders of the Funds regarding their ownership of shares or their accounts with the Funds, or who provide other administrative or accounting services not otherwise required to be provided by the Funds' Adviser or transfer agent.

     For the fiscal years ended September 30, 1994, 1995 and 1996, the Distributor voluntarily limited amounts payable under the Distribution Plan to
 .20%, .22% and .22%, respectively, of average daily net assets for each Fund. During such periods, National Fund paid distribution fees to the Distributor of $147,349, $129,534 and $107,785 respectively, and Minnesota Fund paid distribution fees to the Distributor of $341,046, $306,351 and $275,220, respectively. The Distributor has voluntarily limited amounts payable under the Distribution Plan during fiscal 1997 to an annual rate of .24% of the average daily net assets of each Fund. The Distributor may terminate its voluntary fee limitation at any time in its discretion.

     Distribution fees for the fiscal year ended September 30, 1996, were used by the Distributor as follows:

                                                    National Fund       Minnesota Fund
                                                    -------------       --------------
Advertising                                         $  5,133            $ 13,106
Printing and Mailing of
   Prospectuses to Other Than
   Current Shareholders                                  -0-                 -0-
Compensation to Underwriters
   (trail fees to Investment Executives)             102,652             262,114
Compensation to Dealers                                  -0-                 -0-
Compensation to Sales Personnel
Interest, Carrying or Other
   Financing Charges                                     -0-                 -0-
Other (Specify)                                          -0-                 -0-
                                                    -------------       --------------
Total                                               $107,785            $275,220

UNDERWRITING AND DISTRIBUTION AGREEMENT

     Pursuant to the Underwriting and Distribution Agreement, the Distributor has agreed to act as the principal underwriter for the Funds in the sale and distribution to the public of shares of the Funds, either through dealers or otherwise. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. As compensation for its services, in addition to receiving its distribution fees pursuant to the Distribution Plan discussed above, the Distributor receives the sales load on sales of Fund shares set forth in the Prospectus.

     The following table sets forth the aggregate dollar amount of underwriting commissions paid by each Fund for the fiscal years ended September 30, 1994, 1995 and 1996, the amount of such commissions retained by the Distributor and the total dollar amount of brokerage commissions paid by each Fund to the Distributor.

                                            Underwriting Commissions       Brokerage Commissions
           Total Underwriting Commissions    Retained by Distributor        Paid to Distributor
           ------------------------------ ----------------------------  ---------------------------
            Fiscal    Fiscal    Fiscal    Fiscal    Fiscal    Fiscal    Fiscal    Fiscal    Fiscal
             year      year      year      year      year      year      year      year      year
             ended     ended     ended     ended     ended     ended     ended     ended     ended
            9/30/94   9/30/95   9/30/96   9/30/94   9/30/95   9/30/96   9/30/94   9/30/95   9/30/96
           --------  --------  --------  --------  --------  --------  --------  --------  --------
National   $181,043   $36,355  $ 35,016  $105,005   $21,086   $20,659    $850       $-0-      $-0-
Minnesota   389,325    83,956   138,945   225,809    48,694    81,978     850        -0-       -0-

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Investors Fiduciary Trust Company ("IFTC"), the transfer agent for the Company, maintains certain omnibus shareholder accounts for each of the Funds. Each such omnibus account represents the accounts of a number of individual shareholders of a Fund. The Company has entered into Shareholder Account Servicing Agreements with the Distributor and Piper Trust Company ("Piper Trust"), pursuant to which the Distributor and Piper Trust provide certain transfer agent and dividend disbursing agent services for the underlying individual shareholder accounts held at the respective companies. Pursuant to such

Agreements, the Distributor and Piper Trust have agreed to perform the usual and ordinary services of transfer agent and dividend disbursing agent not performed by IFTC with respect to the underlying individual shareholder accounts, including, without limitation, the following: maintaining all shareholder accounts, preparing shareholder meeting lists, mailing shareholder reports and prospectuses, tracking shareholder accounts for blue sky and Rule l2b-1 purposes, withholding taxes on nonresident alien and foreign corporation accounts, preparing and mailing checks for disbursement of income dividends and capital gains distributions, preparing and filing U.S. Treasury Department Form 1099 for all shareholders, preparing and mailing confirmation forms to shareholders and dealers with respect to all purchases, exchanges and liquidations of series shares and other transactions in shareholder accounts for which confirmations are required, recording reinvestments of dividends and distributions in series shares, recording redemptions of series shares, and preparing and mailing checks for payments upon redemption and for disbursements to withdrawal plan holders. As compensation for such services, the Distributor and Piper Trust are paid an annual fee of $7.50 per active shareholder account (defined as an account that has a balance of shares) and $1.60 per closed account (defined as an account that does not have a balance of shares, but has had activity within the past 12 months) by each Fund. Such fee is payable on a monthly basis at a rate of 1/12 of the annual per-account charge. Such fee covers all services listed above, with the exception of preparing shareholder meeting lists and mailing shareholder reports and prospectuses. These services, along with proxy processing (if applicable) and other special service requests, are billable as performed at a mutually agreed upon fee in addition to the annual fee noted above, provided that such mutually agreed upon fee shall be fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

     During the fiscal year ended September 30, 1996, National Fund paid $13,073 and Minnesota Fund paid $23,612 to the Distributor under the Shareholder Account Servicing Agreement. The Funds did not make any payments to Piper Trust under the Shareholder Account Servicing Agreement.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     Because each Fund's portfolio is composed exclusively of debt, rather than equity securities, most of the Funds' portfolio transactions are effected without the payment of brokerage commissions, but at net prices which usually include a markup. Most of the Funds' transactions are with the issuer or with major dealers on a principal basis acting for their own account and not as brokers. However, portfolio transactions for the Funds which are executed on an agency basis may be effected through the Distributor on a securities exchange if the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers or other futures commission merchants in connection with comparable transactions involving similar securities or similar futures contracts or options on futures contracts being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through the Distributor, the Funds intend to comply with Section 17(e)(1) of the 1940 Act.

     The Adviser is responsible for effecting securities transactions for each Fund. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions at the most favorable net price, considering the state of the market at the time. Frequently the Adviser selects a broker-dealer to effect a particular transaction without contacting all broker-dealers who might be able to effect such transaction, because of the volatility of the money market and the desire to accept a particular price for a security because the price offered by the broker-dealer meets a Fund's guidelines for profit, yield, or both.

     When consistent with the objectives of prompt execution and favorable net price, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

     The Adviser has not entered into any formal or informal agreements with any broker-dealers, nor does it maintain any "formula" which must be followed in connection with the placement of the Funds' portfolio transactions in exchange for research services provided the Adviser, except as noted below. However, the Adviser does maintain an informal list of broker-dealers, which is used from time to time as a general guide in the placement of the Funds' business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful to it. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. In the event any transactions are executed on an agency basis, the Adviser will authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. If the Funds execute any transactions on an agency basis, they will generally pay higher than the lowest commission rates available.

     Any portfolio transactions for the Funds executed on an agency basis, including transactions in futures contracts and options thereon, may be effected through the Distributor. In determining the commissions to be paid to the Distributor in connection with transactions effected on a securities exchange, it is the policy of the Funds that such commissions will, in the judgment of the Adviser, subject to review by the Board of Directors, be both (a) at least as favorable as those which would be charged by other qualified brokers or futures commission merchants in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time, and (b) at least as favorable as commissions contemporaneously charged by the Distributor on comparable transactions for its most favored comparable unaffiliated customers. While the Funds do not deem it practicable and in their best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers and futures commission merchants.

     For the fiscal year ended September 30, 1994, National Fund and Minnesota Fund each paid $850 in brokerage commissions in connection with options and futures transactions. For the fiscal years ended September 30, 1995 and 1996, neither Fund paid any brokerage commissions.

     From time to time the Funds may acquire the securities of their regular brokers or dealers or parent companies of such brokers or dealers. Neither Fund purchased securities of its regular brokers or dealers or parent companies of such brokers or dealers during the 1996 fiscal year.

                      CAPITAL STOCK AND OWNERSHIP OF SHARES

     The Board of Directors is empowered under the Company's Articles of Incorporation to issue additional series of the Company's common stock without shareholder approval. On an issue affecting only a particular series, the shares of the affected series vote separately. An example of such an issue would be a fundamental investment restriction pertaining to only one series. In voting on the Investment Advisory and Management Agreement (the "Agreement"), approval of the Agreement by the shareholders of a particular series would make the Agreement effective as to that series whether or not it had been approved by the shareholders of the other series.

     The assets received by the Company for the issue or sale of shares of each series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series and with a share of the general expenses of the Company. Any general expenses of the Company not readily identifiable as belonging to a particular series shall be allocated among the series based upon the relative net assets of the series at the time such expenses were accrued.

     The Board of Directors may, without shareholder approval, create and issue one or more additional classes of shares within the Fund, as well as within any other series of the Company or any additional series created in the future. All classes of shares in a Fund would be identical except that each class of shares would be available through a different distribution channel and certain classes might incur different expenses for the provision of distribution services or the provision of shareholder services or administration assistance by institutions. Shares of each class would share equally in the gross income of a series, but any variation in expenses would be charged separately against the income of the particular class incurring such expenses. This would result in variations in net investment income accrued and dividends paid by and in the net asset value of the different classes of a series. This ability to create multiple classes of shares within each series of the Company will allow the Company in the future the flexibility to better tailor its methods of marketing, administering and distributing shares of the Funds to the needs of particular investors and to allocate expenses related to such marketing, administration and distribution methods to the particular classes of shareholders of the Fund incurring such expenses.

     As of November 22, 1996, no shareholder owns of record or was known by the Funds to own beneficially 5% or more of the outstanding shares of either Fund. The directors and officers of the Funds as a group owned less than 1% of the outstanding shares of each Fund as of such date.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

     The method for determining the public offering price of Fund shares is summarized in the Prospectus in the text following the headings "How to Purchase Shares--Purchase Price" and "Valuation of Shares." The net asset value of each Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend):
New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas.

     The portfolio securities in which each Fund invests fluctuate in value, and hence the net asset value per share of each Fund also fluctuates. On
September 30, 1996, the net asset value per share for each Fund was calculated as follows:

                                  NATIONAL FUND

     Net Assets ($45,934,895)                =    Net Asset Value Per Share
     ------------------------------               ($10.81)
     Shares Outstanding (4,247,615)

                                 MINNESOTA FUND

     Net Assets ($125,676,782)               =    Net Asset Value Per Share
     -------------------------------              ($10.89)
     Shares Outstanding (11,537,228)

     In each case, a sales charge of 4.17% of the net asset value (in the case of sales of less than $100,000) will be added to the net asset value per share to determine the public offering price per share.

                             PERFORMANCE COMPARISONS

     Advertisements and other sales literature for the Funds may refer to "yield," "tax equivalent yield," "average annual total return" and "cumulative
total return."   Such amounts are calculated as follows:

     Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:
                                               6
                            YIELD = 2[(a-b + 1) - 1]
                                       ---
                                       cd

     Where:    a    =    dividends and interest earned during the period;
               b    =    expenses accrued for the period (net of
                         reimbursements);
               c    =    the average daily number of shares outstanding during
                         the period that were entitled to receive dividends; and
               d    =    the maximum offering price per share on the last day of
                         the period.

     National Fund's yield for the 30-day period ended September 30, 1996 was 5.03%. For the same period, Minnesota Fund's yield was 5.11%. Had the Distributor not voluntarily waived a portion of its Rule 12b-1 fees, the 30-day yield as of September 30, 1996 for National Fund and Minnesota Fund would have been 4.93% and 5.02%, respectively.

     Tax equivalent yield is computed by dividing that portion of the yield of a Fund (as computed pursuant to the above paragraph) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

     National Fund's tax equivalent yield for the 30-day period ended September 30, 1996 was 7.29%, assuming a federal income tax rate of 31%. For the same period, Minnesota Fund's tax equivalent yield was 8.46%, assuming a combined federal/Minnesota income tax rate of 39.6%. Had the Distributor not voluntarily waived a portion of its Rule 12b-1 fees, the 30-day tax-equivalent yield as of September 30, 1996 for National Fund and Minnesota Fund would have been 7.14% and 8.31%, respectively.

     Average annual total return figures are computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                        n
                                  P(1+T) = ERV

     Where:    P    =    a hypothetical initial payment of $1,000;
               T    =    average annual total return;
               n    =    number of years; and
               ERV  =    ending redeemable value at the end of the period of a
                         hypothetical $1,000 payment made at the beginning of such period.

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     During the periods for which average annual total return is calculated, the Adviser waived or paid certain expenses of the Funds and/or the Distributor voluntarily limited Rule 12b-1 fees, thereby increasing average annual total return. These expenses may or may not be waived or paid in the future, in the Adviser's and the Distributor's discretion.

     The following table sets forth the average annual total return of each Fund for various periods ended September 30, 1996:

                                            Average Annual Total Return
                              ----------------------------------------------------------
                                                            Absent Voluntary Fee Waivers
                                        Actual                  and Expense Payments
                              ---------------------------   ----------------------------
                                                  Since                         Since
                              1 Year    5 Year  Inception   1 Year    5 Year  Inception
                              ------    ------  ---------   ------    ------  ----------
National Fund
  (Inception 7/11/88)         2.16%     6.17%     7.11%     2.07%     6.05%     6.83%

Minnesota Fund
  (Inception 7/11/88)         1.99%     6.28%     7.03%     1.89%     6.18%     6.84%

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                CTR = (ERV-P) 100
                                       -----
                                         P

     Where:    CTR  =    Cumulative total return
               ERV  =    ending redeemable value at the end of the period of a
                         hypothetical $1,000 payment made at the beginning of
                         such period; and
               P    =    initial payment of $1,000

This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     The cumulative total returns for the period from July 11, 1988 (commencement of operations) through September 30, 1996 for National Fund and Minnesota Fund were 75.95% and 74.90%, respectively. The Adviser waived or paid certain expenses of the Funds and/or the Distributor voluntarily limited Rule 12b-1 fees during this time period and such expenses and fees may or may not be waived or paid in the future. Absent any voluntary fee waivers or expense payments, National Fund's cumulative total return for the same period would have been 72.22% and Minnesota Fund's cumulative total return would have been 72.35%.

     In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper Analytical Services, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies. The performance of each Fund may be compared to that of its unmanaged benchmark index and to the performance of similar funds as reported by Lipper. Each Fund's benchmark index and comparison group are set forth below.

     Performance information for the Funds also may be compared to other unmanaged indices. Unmanaged indices do not reflect deductions for administrative and management costs and expenses. The Funds may also include in advertisements and communications to Fund shareholders evaluations of a Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S DAILY, MONEY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MORNINGSTAR MUTUAL FUND VALUES, THE NEW YORK TIMES, USA TODAY and THE WALL STREET JOURNAL.

     The performance of National Fund may be compared to the performance of the General Municipal Bond Funds Average, as reported by Lipper, and to the performance of the Lehman Brothers Municipal Index. The performance of Minnesota Fund may be compared to the performance of the Minnesota Municipal Bond Funds Average, as reported by Lipper, and to the performance of the Lehman Brothers Municipal Index.

                               PURCHASE OF SHARES

     An investor may qualify for a reduced sales charge immediately by signing a nonbinding Letter of Intent stating the investor's intention to invest within a 13-month period, beginning not earlier than 90 days prior to the date of execution of the Letter, a specified amount which, if made at one time, would qualify for a reduced sales charge. Reinvested dividends will be treated as purchases of additional shares. Any redemptions made during the term of the Letter of Intent will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of a Letter of Intent, IFTC will hold shares representing 5% of the amount that the investor intends to invest during the 13-month period in escrow for payment of a higher sales charge if the full amount indicated in the Letter of Intent is not purchased. Dividends on the escrowed shares will be paid to the shareholder. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased within the 13-month period, the investor will be required to pay, either in cash or by liquidating escrowed shares, an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the investor would have paid on his or her aggregate purchases if the total of such purchases had been made at a single time.

                              REDEMPTION OF SHARES

GENERAL

     Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Funds of securities owned by them is not reasonably practicable, or it is not reasonably practicable for the Funds fairly to determine the value of their net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

     Shareholders who purchased shares through a broker-dealer other than the Distributor may also redeem such shares by written request to IFTC at the address set forth in the Prospectus. To be considered in proper form, written requests for redemption should indicate the dollar amount or number of shares to be redeemed, refer to the shareholder's Fund account number, and give either a social security or tax identification number. The request should be signed in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. If shares to be redeemed have a value of $10,000 or more or redemption proceeds are to be paid to someone other than the shareholder at the shareholder's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, a savings association or a credit union that is authorized by its charter to provide a signature guarantee. IFTC may reject redemption instructions if the guarantor is neither a member of nor a participant in a signature guarantee program. Signature guarantees by notaries public are not acceptable. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Further documentation will be requested from corporations, administrators, executors, personal representatives, trustees and custodians. Redemption requests given by facsimile will not be accepted.
Unless other instructions are given in proper form, a check for the proceeds of the redemption will be sent to the shareholder's address of record.

REINSTATEMENT PRIVILEGE

     A shareholder who has redeemed shares of a Fund may reinvest all or part of the redemption proceeds in shares of any Fund within 30 days without payment of an additional sales charge. The Distributor will refund to any shareholder a pro rata amount of any contingent deferred sales charge paid by such shareholder in connection with a redemption of Fund shares if and to the extent that the redemption proceeds are reinvested within 30 days of such redemption in any mutual fund managed by the Adviser. Such refund will be based upon the ratio of the net asset value of shares purchased in the reinvestment to the net asset value of shares redeemed. Reinvestments will be allowed at net asset value without the payment of a front-end sales charge, irrespective of the amounts of the reinvestment, but shall be subject to the same pro rata contingent deferred sales charge that was applicable to the earlier investment; however, the period during which the contingent deferred sales charge shall apply on the newly issued shares shall be the period applicable to the redeemed shares extended by the number of days between the redemption and the reinvestment dates (inclusive).

SYSTEMATIC WITHDRAWAL PLAN

     To establish a Systematic Withdrawal Plan for any Fund and receive regular periodic payments, an account must have a value of $5,000 or more. A request to establish a Systematic Withdrawal Plan must be submitted in writing to an investor's Piper Jaffray Investment Executive or other broker-dealer. There are no service charges for maintenance; the minimum amount that may be withdrawn each period is $100. (This is merely the minimum amount allowed and should not be interpreted as a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, the appropriate Fund will redeem as many full and fractional shares as necessary at the redemption price, which is net asset value. Redemption of shares may reduce or possibly exhaust the shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     The maintenance of a Systematic Withdrawal Plan for a Fund concurrent with purchases of additional shares of that Fund would be disadvantageous because of the sales commission involved in the additional purchases. A confirmation of each transaction showing the sources of the payment and the share and cash balance remaining in the account will be sent. The plan may be terminated on written notice by the shareholder or the appropriate Fund, and it will terminate automatically if all shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. The amount and schedule of withdrawal payments may be changed or suspended by giving written notice to your Piper Jaffray Investment Executive or other broker-dealer at least seven business days prior to the end of the month preceding a scheduled payment.

                                    TAXATION

     Pursuant to the Internal Revenue Code of 1986 (the "Code"), each Fund will be subject to a nondeductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, each Fund generally must declare dividends by the end of a calendar year representing 98% of the Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long-term and short-term capital gains) for the 12-month period ending October 31 of the calendar year.

     Ordinarily, distributions and redemption proceeds earned by a Fund shareholder are not subject to withholding of federal income tax. However, 31% of a Fund shareholder's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if a Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

     Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. In addition, if a shareholder disposes of shares within 90 days of acquiring such shares and purchases other shares of the Company or another mutual fund managed by the Adviser at a reduced sales charge, the shareholder's tax basis for determining gain or loss on the shares which are disposed of is reduced by the lesser of the amount of the sales charge that was paid when the shares disposed of were acquired or the amount by which the sales charge for the new shares is reduced. If a shareholder's tax basis is so reduced, the amount of the reduction is treated as part of the tax basis of the new shares.

     Any loss on the sale or exchange of shares of a Fund held for six months or less (although regulations may reduce this time period to 31 days) will be disallowed for federal and Minnesota income tax purposes to the extent of the amount of any exempt-interest dividend received with respect to such shares. This loss disallowance rule applies to Minnesota taxpayers (including corporations) even though all or a portion of such dividend is not excluded from Minnesota taxable income. Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

     Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as each Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of either Fund even though not directly traceable to the purchase of such shares. Federal law also restricts the deductibility of other expenses allocable to shares of each Fund. Similar nondeductibility rules apply under Minnesota law to individuals, estates and trusts, even as to exempt-interest dividends that are not excluded from Minnesota taxable net income.

     For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986 to finance certain private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal alternative minimum tax for all taxpayers and the federal environmental tax on corporations. The Funds may invest in obligations the interest on which is treated as an item of tax preference, to the extent set forth in the Prospectus. In addition, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and earnings and profits for purposes of determining the federal corporate alternative minimum tax, the environmental tax imposed on corporations by Section 59A of the Code, and the branch profits tax imposed on foreign corporations under Section 884 of the Code.

     Because liability for AMT will depend upon the regular tax liability and tax preference items of a specific taxpayer, the extent, if any, to which any tax preference items resulting from investment in a Fund will be subject to the tax will depend upon each shareholder's individual situation. For shareholders with substantial tax preferences, the AMT could reduce the after-tax economic benefits of an investment in the Fund. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

     For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

     The Code also forbids a regulated investment company from earning 30% or more of its gross income from the sale or other disposition of securities, futures contracts and options held less than three months.

     The Code requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which a Fund could buy or sell futures contracts and options may be limited by this requirement.

     Gain or loss on futures contracts and options is taken into account when realized by entering into a closing transaction or by exercise. In addition, with respect to many types of futures contracts and options held at the end of a Fund's taxable year, unrealized gain or loss on such contracts is taken into account at the then current fair market value thereof under a special "marked-to-market, 60/40 system," and such gain or loss is recognized for tax purposes. The gain or loss from such futures contracts and options (including premiums on certain options that expire unexercised) is treated as 60% long-term and 40% short-term capital gain or loss, regardless of their holding period.
The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of such futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale under the "marked-to-market, 60/40 system." Notwithstanding the rules described above, with respect to certain futures contracts, a Fund may make an election that will have the effect of exempting all or a part of those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year. All or part of any loss realized by the Fund on any closing of a futures contract may be deferred until all of the Fund's offsetting positions with respect to the futures contracts are closed.

     The foregoing relates only to federal and Minnesota income taxation. Prospective shareholders should consult their tax advisers as to the possible application of other state and local income tax laws to Fund distributions.

                               GENERAL INFORMATION

     Minnesota has enacted legislation which authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care" (the duty to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders (the duty to act in good faith and in a manner reasonably believed to be in the best interest of the corporation), (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law,
(c) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (d) for any transaction from which the director derived an improper personal benefit. Minnesota law does not permit elimination or limitation of a director's liability under the 1933 Act or the Securities Exchange Act of 1934, and the 1940 Act prohibits elimination or limitation of a director's liability for acts involving willful malfeasance, bad faith, gross negligence or reckless disregard of the duties of a director. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota law and the 1940 Act.

                              FINANCIAL STATEMENTS

     The audited financial statements for the Funds as of September 30, 1996, as set forth in the Fund's Annual Reports, are incorporated by reference into this Statement of Additional Information. The audited financial statements are provided in reliance on the report of KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, independent auditors of the Funds, given on the authority of such firm as experts in accounting and auditing.

                               PENDING LITIGATION

          Complaints have been brought in federal and state court relating to one open-end and twelve closed-end investment companies managed by the Adviser and to two open-end funds for which the Adviser has acted as sub-adviser. On February 13, 1996, a Settlement Agreement became effective for the consolidated class action lawsuit, titled IN RE: PIPER FUNDS INC. INSTITUTIONAL GOVERNMENT
INCOME PORTFOLIO LITIGATION.   The Amended Consolidated Class Action Complaint
was filed on October 5, 1994, in the United States District Court, District of Minnesota, against Institutional Government Income Portfolio (a series of Piper Funds Inc.), the Adviser, the Distributor, William H. Ellis and Edward J. Kohler, and had alleged the making of materially misleading statements in the prospectus, common law negligent misrepresentation and breach of fiduciary duty. The Settlement Agreement will provide approximately $67.5 million, together with interest earned, less certain disbursements and attorney fees, to class members in payments scheduled over approximately three years. Such payments will be made by Piper Jaffray Companies Inc. and the Adviser and will not be an obligation of Piper Funds Inc.

     Two additional complaints relating to the Institutional Government Income Portfolio remain pending. These complaints were brought by investors who requested exclusion from the settlement class and are based on claims similar to those asserted in the consolidated Class Action complaint. The first pending complaint was brought on April 11, 1995, and filed in the Minnesota State District Court, Hennepin County. This action was removed to United States District Court, District of Minnesota. The plaintiff, Frank R. Berman, Trustee of Frank R. Berman Professional CP Pension Plan Trust, sued individually and not on behalf of any putative class. Defendants are the Distributor, Piper Funds Inc., Morton Silverman and Worth Bruntjen. A second pending complaint relating to the Institutional Government Income Portfolio was filed on June 22, 1995 in the Montana Thirteenth Judicial District Court, Yellowstone County by Beverly Muth against the Distributor and Teresa L. Darnielle. In addition to the above complaints, a number of actions have been commenced in arbitration by some of individual investors who requested exclusion from the settlement class in the IN
RE: PIPER FUNDS INC. action.

     A complaint was filed by Herman D. Gordon on October 20, 1994, in the United States District Court, District of Minnesota, against American Adjustable Rate Term Trust Inc.--1998, American Adjustable Rate Term Trust Inc.--1999, the Adviser, the Distributor, Piper Jaffray Companies Inc., Benjamin Rinkey, Jeffrey Griffin, Charles N. Hayssen and Edward J. Kohler. A second complaint was filed by

Frank Donio, I.R.A. and other plaintiffs on April 14, 1995, in the United States District Court, District of Minnesota, against American Adjustable Rate Term Trust Inc.--1996, American Adjustable Rate Term Trust Inc.--1997, American Adjustable Rate Term Trust Inc.--1998, American Adjustable Rate Term Trust Inc.--1999, the Adviser, the Distributor, Piper Jaffray Companies Inc. and certain associated individuals. Plaintiffs in both actions filed a Consolidated Amended Class Action Complaint on May 23, 1995 and by Order dated June 8, 1995, the Court consolidated the two putative class actions. The consolidated amended complaint, which purports to be a class action, alleges certain violations of federal and state securities laws, breach of fiduciary duty and negligent misrepresentation. On August 23, 1996, the Court granted final approval to the parties' agreement to settle all outstanding cliams of the purported class action. The Effective Date of the Settlement Agreement was September 23, 1996. The Settlement Agreement provides for $14 million in principal payments consisting of $500,000 which was paid upon the Court's preliminary approval, $1.5 million which was paid on the Effective Date of the Settlement Agreement, and payments of $3 million on each anniversary of the Effective Date for the next four years, with accrued interest payments of up to $1.8 million.

     Two additional complaints relating to the American Adjustable Rate Term Trusts, which are based on claims similar to those asserted in the Gordon/Donio Consolidated Complaint, remain pending. The first of these additional complaints was filed against the Distributor on August 11, 1995 in Washington State District Court, King County, by plaintiff Ernest Volinn. The second complaint was filed against the Distributor on November 1, 1995 in the United States District Court, District of Idaho, by plaintiff Ewing Company Profit Sharing Plan. In addition to the above complaints, a number of actions have been commenced in arbitration by individual investors in the American Adjustable Rate Term Trusts.

     A complaint was filed by Gary E. Nelson on June 28, 1995 in the United States District Court for the Western District of Washington at Seattle against American Strategic Income Portfolio Inc. -- II ("BSP"), the Adviser, the Distributor, Piper Jaffray Companies Inc., Worth Bruntjen, Charles N. Hayssen, Michael Jansen, William H. Ellis and Edward J. Kohler. A second complaint was filed by the same individual in the same court on July 12, 1995 against American Opportunity Income Fund Inc. ("OIF"), the Adviser, the Distributor, Piper Jaffray Companies Inc., Worth Bruntjen, Charles N. Hayssen, Michael Jansen, William H. Ellis and Edward J. Kohler. On September 7, 1995, Christian Fellowship Foundation Peace United Church of Christ, Gary E. Nelson and Lloyd Schmidt filed an amended complaint purporting to be a class action in the United States District Court for the District of Washington. The complaint was filed against American Government Income Portfolio, Inc. ("AAF"), American Government Income Fund Inc. ("AGF"), American Government Term Trust, Inc., American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. -- II, American Strategic Income Portfolio Inc. -- III ("CSP"), American Opportunity Income Fund Inc., American Select Portfolio Inc., Piper Jaffray Companies Inc., the Distributor, the Adviser and certain associated individuals. By Order filed October 5, 1995, the complaints were consolidated. Plaintiffs filed a second amended complaint on February 5, 1996 and a third amended complaint on June 4, 1996. The third amended third complaint alleges generally that the prospectus and financial statements of each investment company were false and misleading. Specific violations of various federal securities laws are alleged with respect to each investment company.
The complaint also alleges that the defendants violated the Racketeer Influenced and Corrupt Organizations Act, the Washington State Securities Act and the Washington Consumer Protection Act. The named plaintiffs and defendants have reached an agreement-in-principle on a proposed settlement. If approved by the Court, a settlement agreement consistent with the terms of the agreement-in-principle would provide $15.5 million to class members in payments by Piper Jaffray Companies Inc. and the Adviser over the next four years. The settlement also includes an agreement that each of OIF, AAF, and AGF would offer to repurchase up to 25% of their outstanding shares from current shareholders at net asset value. If the discounts between net asset value and market price of these funds do not decrease to 5% or less within approximately two years after the effective date of the settlement, the fund boards may submit shareholder proposals to convert these funds to an open-end format. Finally, the agreement stipulates that each of ASP, BSP, CSP and SLA would offer to repurchase up to 10% of their outstanding shares from current shareholders at net asset value.

     Four additional complaints are pending which involve the funds named as defendants in the Nelson/Christian Fellowship Consolidated Action and are based on claims similar to that action. The first additional complaint was filed against the Distributor and Richard Tallent in Montana State District Court, Silver Bow County on November 1, 1995 by plaintiff John Darlington. The second complaint was filed against the Distributor and Richard Tallent on April 11, 1996 in Montana State District Court, Silver Bow County by plaintiff Kenneth Schneider. The third complaint was filed against the Distributor and Richard Tallent on April 11, 1996 in Montana State District Court, Silver Bow County by plaintiff Margaret Nagel. The fourth complaint was filed against the Distributor on August 7, 1996 by plaintiff Kenneth Gennerman as Trustee of the Nicole Bowlin Trust in Wisconsin Circuit Court, Waukesha County. In addition to the above complaints, a number of arbitrations have been commenced by individual investors in the funds named as defendants in the Nelson/Christian Fellowship Consolidated Action.

     Complaints have also been filed relating to two open-end funds for which the Adviser has acted as sub-adviser, Managers Intermediate Mortgage Fund and Managers Short Government Fund. A complaint was filed on September 26, 1994 in the United States District Court, District of Connecticut, by Florence R. Hosea, Bobby W. Hosea, Getrud B. Dale and Peter M. Dale, Andrew Poffel and Diane Poffel as tenants by the Entireties, Myrone Sarone, Donna M. DiPalo, Bernard B. Geltner and Gail Geltner and Paul Delman. The complaint was filed against The Managers Funds, The Managers Funds, L.P., Robert P. Watson, the Adviser, the Distributor, an individual associated with the Adviser, Evaluation Associates, Inc. and Managers Intermediate Mortgage Fund. The complaint, which is a putative class action, alleges certain violations of federal securities laws, including the making of false and misleading statements in the prospectus, and alleges negligent misrepresentation, breach of fiduciary duty and common law fraud. A similar complaint was filed as a putative class action in the same court on November 4, 1994. The complaint was filed by Karen E. Kopelman against The Managers Fund,

The Managers Funds, L.P., Robert P. Watson, the Adviser, the Distributor, Worth Bruntjen, Evaluation Associates, Inc. and Managers Intermediate Mortgage Fund. The two putative class actions were consolidated by court order on December 13, 1994. Plaintiffs filed an Amended and Restated Complaint on July 19, 1995. A complaint relating to the Managers Short Government Fund was filed on November 18, 1994 in the United States District Court, District of Minnesota. The complaint was filed by Robert Fleck as a putative class action against The Managers Funds, The Managers Funds, L.P., the Adviser, the Distributor, Worth Bruntjen, Evaluation Associates, Inc., Robert P. Watson, John E. Rosati, William
M. Graulty, Madeline H. McWhinney, Steven J. Pasggioli, Thomas R. Schneeweis and Managers Short Government Fund, F/K/A/ Managers Short Government Income Fund. The complaint alleges certain violations of federal securities laws, including the making of false and misleading statements in the prospectus, and negligent misrepresentation. The named plaintiff and defendants have reached an agreement-in-principle on a proposed settlement. If approved by the Court and a sufficiently large percentage of the putative class members, a settlement agreement consistent with the terms of the agreement-in-principle would provide to class members up to a total of $1.5 million collectively from The Managers Funds, L.P. and the Adviser on the effective date of the settlement. A third complaint relating to both the Managers Intermediate Mortgage Fund and the Managers Short Government Fund was filed on October 26, 1995 in Connecticut State Superior Court, Stamford/Norwalk District. The complaint was filed by First Commercial Trust Company, N.A. against the Managers Funds, Managers Short Government Fund, Managers Intermediate Mortgage Fund, Managers Short and Intermediate Bond Fund, The Managers Funds, L.P., EAIMC Holdings Corporation, Evaluation Associates Holding Corporation, EAI Partners, L.P., Evaluation Associates, Inc., Robert P. Watson, William W. Graulty, Madeline H. McWhinney, Steven J. Paggioli, Thomas R. Schneeweis, William J. Crerend, the Adviser, Piper Jaffray Companies Inc., Worth Bruntjen, Standish, Ayer & Wood, Inc., TCW Funds Managements, Inc., and TCW Management Company. The complaint alleges claims under Connecticut common law and violation of the Connecticut Securities Act and the Connecticut Unfair and Deceptive Trade Practices Act.

     The Adviser and Distributor do not believe that the settlements described above, or any of the above lawsuits and arbitrations, will have a material adverse effect upon their ability to perform under their agreements with the Company, and they intend to defend the remaining lawsuits vigorously.

                                    APPENDIX A
                              RATINGS OF TAX-EXEMPT
                         SECURITIES AND COMMERCIAL PAPER

     The four highest ratings of Moody's Investors Service, Inc. ("Moody's") for tax exempt securities are Aaa, Aa, A and Baa. Tax exempt securities rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax exempt securities which are of "high quality by all standards," but as to which margins of protection or other elements make long term risks appear somewhat larger than Aaa rated tax exempt securities. The Aaa and Aa rated tax exempt securities comprise what are generally known as "high grade bonds." Tax exempt securities which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax exempt securities are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax exempt securities rated Baa are considered as "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax exempt securities lack outstanding investment characteristics and in fact have speculative characteristics as well. Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A 1 and Baa 1. Other A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality group, (2) designate securities which can be bought for possible upgrading in quality and
(3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG if the demand feature is rated. Short-term ratings on issues with demand features are differentiated to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Loans bearing the MIG-1 or VMIG-1 designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2 or VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the MIG-3 or VMIG-3 and MIG-4 or VMIG-4 designations are of lower quality.

     The four highest ratings of Standard & Poor's Ratings Services ("Standard & Poor's") for tax exempt securities are AAA, AA, A and BBB. Tax exempt securities rated AAA bear the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest. Tax exempt securities rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Securities rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by Standard & Poor's, indicates an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for securities in this category than for securities in the A category.

     A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The designation SP-1 indicates a very strong or strong capacity to pay principal and interest. The designation SP-2 indicates a satisfactory capacity to pay principal and interest.

     Commercial paper ratings are graded by Standard & Poor's into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with designation 1, 2, and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation. The "A-2" designation indicates that the degree of safety regarding timely payment is strong.

     Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Prime-1 Superior capacity for repayment of short-term promissory obligations.

     Prime-2 Strong capacity for repayment of short-term promissory obligations.

     Prime-3 Acceptable capacity for repayment of short-term promissory obligations.

                                   APPENDIX B
                          FUTURES CONTRACTS AND OPTIONS

FUTURES CONTRACTS

     Each Fund may purchase and sell interest rate futures contracts and options thereon. An interest rate futures contract creates an obligation on the part of the seller (the "short") to deliver, and an offsetting obligation on the part of the purchaser (the "long") to accept delivery of, the type of financial instrument called for in the contract in a specified delivery month for a stated price. A majority of transactions in interest rate futures contracts, however, do not result in the actual delivery of the underlying instrument, but are settled through liquidation, i.e., by entering into an offsetting transaction. The futures contracts to be traded by the Fund are traded only on commodity exchanges--known as "contract markets"--approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. These contract markets, through their clearing corporations, guarantee that the contracts will be performed. Presently, interest rate futures contracts are based on such debt securities as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities, three-month U.S. Treasury Bills and bank certificates of deposit.

     Although most interest rate futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a short position is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery month. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the trader realizes a loss. Similarly, the closing out of a long position is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

     The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the Adviser and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the custodian in the name of the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

     Each Fund also may purchase and sell futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities, but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.

     The municipal bond index underlying these futures contracts is The Bond Buyer Municipal Bond Index, developed by THE BOND BUYER and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. The index is comprised of 40 tax-exempt term municipal revenue and general obligation bonds. Each bond included in the index must be rated A- or higher by Standard and Poor's or A or higher by Moody's and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues are deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealer brokers.

     The municipal bond index futures contract is traded only on the CBT. Like other contract markets, the CBT assures performance under futures contracts through a clearing corporation, a nonprofit organization managed by the exchange membership which is also responsible for handling daily accounting of deposits or withdrawals of margin.

     The purpose of the acquisition or sale of futures contracts by the Funds, as holders of long-term municipal securities, is to hedge against fluctuations in rates on such securities without actually buying or selling long-term municipal securities. For example, if a Fund owns long-term bonds and interest rates are expected to increase, the Fund might sell futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in the Fund's portfolio. If interest rates increase as anticipated by the Adviser, the value of certain long-term securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Of course, since the value of the securities in each Fund's portfolio will far exceed the value of the futures contracts sold by such Fund, an increase in the value of the futures contracts could only mitigate--but not totally offset--the decline in the value of the portfolio.

     Similarly, when it is expected that interest rates may decline, futures contracts could be purchased to hedge against a Fund's anticipated purchases of long-term bonds at higher prices. Since the rate of fluctuation in the value of futures contracts should be similar to that of long-term bonds, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash could then be used to buy long-term bonds on the cash market. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. However, in circumstances when the market for bonds may not be as liquid as that for futures contracts, the ability to invest in such contracts could enable a Fund to react more quickly to anticipated changes in market conditions or interest rates.

OPTIONS ON FUTURES CONTRACTS

     The Funds may purchase and sell put and call options on interest rate and municipal bond index futures contracts which are traded on a United States exchange or board of trade as a hedge against changes in interest rates, and will enter into closing transactions with respect to such options to terminate existing positions. Options on interest rate futures contracts are currently available with respect to Treasury bonds (direct obligations of the U.S. Treasury which generally have maturities of greater than ten years). An options contract based on the municipal bond index futures contract discussed above was introduced on the CBT in June 1987. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. Options on futures contracts are similar to options on securities, which give the purchaser the right, in return for the premium paid, to purchase or sell securities. A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the interest rate futures contract on the expiration date. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset values of the Funds. In connection with the writing of options on futures contracts, a Fund will make initial margin deposits and make or receive maintenance margin payments that reflect changes in the market value of such options. Premiums received from the writing of an option are included in initial margin deposits.

     PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS. A Fund will purchase put options on futures contracts if the Adviser anticipates a rise in interest rates. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes in interest rates, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on futures contracts at a time when the Adviser expects interest rates to rise, a Fund will seek to realize a profit to offset the loss in value of its portfolio securities.

     PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS. A Fund will purchase call options on futures contracts if the Adviser anticipates a decline in interest rates. The purchase of a call option on an interest rate or municipal bond index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes to interest rates, a call option on such a contract becomes more valuable as interest rates decline. A Fund will purchase a call option on a futures contract to hedge against a decline in interest rates in a market advance when the Fund is holding cash. The Fund can take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Fund's cash can be used to buy long-term securities.

     WRITING CALL OPTIONS ON FUTURES CONTRACTS. A Fund will write call options on futures contracts if the Adviser anticipates a rise in interest rates. As interest rates rise, a call option on such a contract becomes less valuable. If the futures contract price at expiration of the option is below the exercise price, the option will not be exercised and the Fund will retain the full amount of the option premium. Such amount provides a partial hedge against any decline that may have occurred in the Fund's portfolio securities.

     WRITING PUT OPTIONS ON FUTURES CONTRACTS. A Fund will write put options on futures contracts if the Adviser anticipates a decline in interest rates. As interest rates decline, a put option on an interest rate or municipal bond index futures contract becomes less valuable. If the futures contract price at expiration of the option has risen due to declining interest rates and is above the exercise price, the option will not be exercised and the Fund will retain the full amount of the option premium. Such amount can then be used by the Fund to buy long-term securities when the market has stabilized.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     HEDGING RISKS IN FUTURES CONTRACTS TRANSACTIONS. There are several risks in using municipal bond index or interest rate futures contracts as hedging devices. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying municipal bond index or fixed-income security due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in the municipal bond index or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

     Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. For example, there can be no assurance that there will be a correlation between movements in the price of the municipal bond index and movements in the price of the municipal bonds which are the subject of the hedge. The degree of imperfection or correlation depends upon, among other things, the differences between the municipal securities being hedged and the municipal securities underlying the municipal bond index futures contracts. For example, each bond included in the municipal bond index must have a remaining maturity of 19 years or more, whereas each Fund's portfolio probably will be comprised of securities with an average aggregate maturity of less than 19 years. This risk of an imperfect correlation increases to the extent that either Fund enters into futures contracts for other than municipal bonds since the value of municipal bonds and other debt securities may not react exactly the same to general changes in interest rates and may react differently to factors other than changes in the general level of interest rates.

     Successful use of futures contracts by a Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates. If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     LIQUIDITY OF FUTURES CONTRACTS. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a loss or a gain.

     Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. The purchase of municipal bond index futures contracts involves an additional risk since these are instruments with a relatively short trading history. As a result, it is possible that trading in such futures contracts will be less liquid than that in other futures contracts.

     In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

     RISKS OF OPTIONS ON FUTURES CONTRACTS. The use of options on futures contracts also involves certain risks. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a

Fund's portfolio assets. By writing a call option, the Fund becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures contracts may exceed the amount of the premium received.

     The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although a Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

     A Fund's purchase or sale of put or call options on futures contracts will be based upon predictions as to anticipated interest rates by the Adviser, which could prove to be inaccurate. Even if the expectations of the Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

REGULATORY MATTERS

     To the extent required to comply with applicable Securities and Exchange Commission releases and staff positions, when entering into futures contracts, the Fund will maintain, in a segregated account, cash or liquid high-grade debt securities equal to the value of such contracts.

     The Commodity Futures Trading Commission (the "CFTC"), a Federal agency, regulates trading activity on the exchanges pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," defined as any person engaged in a business which is of the nature of an Company, syndicate, or a similar form of enterprise, and who, in connection therewith, solicits, accepts, or receives from others, funds, securities, or property for the purpose of trading in any commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which meets the requirements of the Rule. Rule 4.5 requires, among other things, that an investment company wishing to avoid commodity pool operator status use futures and options positions only (a) for "bona fide hedging purposes" (as defined in CFTC regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the investment company's portfolio.

Any investment company wishing to claim the exclusion provided in Rule 4.5 must file a notice of eligibility with both the CFTC and the National Futures Association. Both Funds intend to file such a notice and to meet the requirements of Rule 4.5, or such other requirements as the CFTC or its staff may from time to time issue, in order to render registration as a commodity pool operator unnecessary.

                                     PART C
                                OTHER INFORMATION

                            National Tax-Exempt Fund
                            Minnesota Tax-Exempt Fund

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial statements are incorporated by reference to the Registrant's Annual Reports previously filed with the Commission.

     (b)  Exhibits:

          1.1    Restated Articles of Incorporation dated November 23, 1993 *
          1.2    Certificate of Designation of Series M Common Shares *
          2.1    Bylaws *
          2.2    Amendment to Bylaws dated July 6, 1995 *
          2.3    Amendment to Bylaws dated September 13, 1996 (1)
          5.1    Investment Advisory and Management Agreement dated February 19,
                 1987 *
          5.2    Supplement to Investment Advisory and Management Agreement
                 dated April 4, 1988 *
          5.3    Supplement to Investment Advisory and Management Agreement
                 dated March 16, 1990 *
          5.4    Supplement to Investment Advisory and Management Agreement
                 dated July 21, 1992 *
          5.5    Supplement to Investment Advisory and Management Agreement
                 dated April 10, 1995 *
          6      Amended Underwriting and Distribution Agreement *
          9.1    Shareholder Account Servicing Agreement between Piper Funds
                 Inc. and Piper Trust Company *
          9.2    Shareholder Account Servicing Agreement between Piper Funds
                 Inc. and Piper Jaffray Inc. *
          10     Opinion and Consent of Dorsey & Whitney P.L.L.P. dated April 7,
                 1995 *
          11     Consent of KPMG Peat Marwick LLP (2)
          13     Letter of Investment Intent dated April 6, 1995 *
          15.1   Amended and Restated Plan of Distribution *
          15.2   Supplement to Distribution Plan dated April 10, 1995 *
          17.1   Power of Attorney dated November 15, 1996 (3)

     -----------------------
     * Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 27, 1995.
     (1) Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 13, 1996.
     (2)  Filed herewith.
     (3 Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed with the Commission on September 25, 1996.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

     As of November 21, 1996:                       Number of
                              Title of Class      Record Holders
                              --------------      --------------
National Tax-Exempt Fund      Common Shares            1,465
Minnesota Tax-Exempt Fund     Common Shares            2,734

ITEM 27.  INDEMNIFICATION

     The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner and under such circumstances, to the full extent permitted by
Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of
Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding of the person against judgments, penalties, fines, settlements, and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

     Insofar as the indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Adviser is described in the section of the Prospectus, incorporated by reference in this Registration Statement, entitled "Management -- Investment Adviser."

     The officers and directors of the Adviser and their titles are as follow:

          NAME                TITLE
     William H. Ellis                   President, Director and Chairman of
                                           the Board
     Deborah K. Roesler                 Director
     Bruce C. Huber                     Director
     David E. Rosedahl                  Director
     Momchilo Vucenich                  Director
     Paul A. Dow                        Senior Vice President and
                                           Chief Investment Officer
     Susan S. Miley                     Senior Vice President, General  Counsel
                                           and Secretary
     Worth Bruntjen                     Senior Vice President
     Richard Daly                       Senior Vice President
     Michael C. Derck                   Senior Vice President
     Richard W. Filippone               Senior Vice President
     John J. Gibas                      Senior Vice President
     Marijo A. Goldstein                Senior Vice President
     Mark R. Grotte                     Senior Vice President
     Jerry F. Gudmundson                Senior Vice President
     Robert C. Hannah                   Senior Vice President
     Lynne Harrington                   Senior Vice President
     Kim Jenson                         Senior Vice President
     Russell J. Kappenman               Senior Vice President
     Kimberly F. Kaul                   Senior Vice President
     Lisa A. Kenyon                     Senior Vice President
     Thomas S. McGlinch                 Senior Vice President
     Curt D. McLeod                     Senior Vice President
     Steven V. Markusen                 Senior Vice President
     Paula Meyer                        Senior Vice President
     Robert H. Nelson                   Senior Vice President
     Gary Norstrem                      Senior Vice President
     Nancy S. Olsen                     Senior Vice President
     Ronald R. Reuss                    Senior Vice President
     Bruce D. Salvog                    Senior Vice President
     John K. Schonberg                  Senior Vice President
     Sandra K. Shrewsbury               Senior Vice President
     Eric L. Siedband                   Senior Vice President
     David M. Steele                    Senior Vice President

     Jill A. Thompson                   Senior Vice President
     Robert H. Weidenhammer             Senior Vice President
     John G. Wenker                     Senior Vice President
     Douglas J. White                   Senior Vice President
     Cynthia K. Castle                  Vice President
     Molly Destro                       Vice President
     Julie Deutz                        Vice President
     Rochelle B. Gonzo                  Vice President
     Joyce A. K. Halbe                  Vice President
     Joan L. Harrod                     Vice President
     Mary M. Hoyme                      Vice President
     Amy K. Johnson                     Vice President
     John D. Kightlinger                Vice President
     Wan-Chong Kung                     Vice President
     Jane C. Longueville                Vice President
     Robert D. Mellum                   Vice President
     Steven Meyer                       Vice President
     Thomas Moore                       Vice President
     Chris Neuharth                     Vice President
     Paul D. Pearson                    Vice President
     Catherine M. Stienstra             Vice President
     Shaista Tajamal                    Vice President
     Jane K. Welter                     Vice President
     Marcy K. Winson                    Vice President
     Fong P. Woo                        Vice President

     Principal occupations of Messrs. Ellis, Dow, Nelson and Ms. Miley are set forth in the Statement of Additional Information under the heading "Directors and Officers." MR. HAYSSEN is a Director of the Adviser and has been Chief Information Officer of Piper Jaffray Companies Inc. since January 1996 and a Managing Director of Piper Jaffray Inc. ("Piper Jaffray") since 1986, prior to which he was a Managing Director of Piper Jaffray Companies Inc. from 1987 to 1995, Chief Financial Officer of Piper Jaffray from 1988 to 1995, Chief Financial Officer of the Adviser from 1989 to 1995 and Chief Operating Officer
of the Adviser from 1994 to 1995.   MR. HUBER has been a Director of the Adviser
since 1985 and a Managing Director of Piper Jaffray since 1986. MR. ROSEDAHL is a Director of the Adviser and Managing Director and Secretary for Piper Jaffray and Managing Director, Secretary and General Counsel for Piper Jaffray Companies Inc. MR. VUCENICH has been a Director of the Adviser since 1994 and a Managing Director of Piper Jaffray Inc. since 1993.

     MR. BRUNTJEN has been a Senior Vice President of the Adviser since 1988. MR. DALY has been a Senior Vice President of the Adviser since November 1996, prior to which he had been a Vice President of the Adviser from 1992 to 1996 and an Assistant Vice President of Piper Jaffray since 1990. MR. DERCK has been a Vice President of the Adviser since November 1992, prior to which he had been a manager of Advisory Accounts Services with the Adviser since April 1992 and, before that, an Assistant Vice President at First Trust since 1976. MR. FILIPPONE has been a Senior Vice President of the Adviser since 1991. MR. GIBAS has been a Senior Vice

President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1987 to 1992. MS. GOLDSTEIN has been a Senior Vice President of the Adviser since 1993, prior to which she was a Vice President of the Adviser from 1991 to 1993. MR. GROTTE has been a Senior Vice President of the Adviser since 1992, prior to which he had been a Vice President of the Adviser from 1988 to 1992. MR. GUDMUNDSON has been a Senior Vice President of the Adviser since 1995, prior to which he was an Executive Vice President at Resource Capital Advisers from 1991 to 1995. MR. HANNAH has been a Senior Vice President of the Adviser since 1995, prior to which he was manager of Craig and Associates in Seattle, Washington from 1993 to 1994, and prior thereto, he was manager of Exvere in Seattle from January 1993 to August 1993 and a registered representative at Geneva in Irvine, California from 1991 to 1992. MS. HARRINGTON has been a Senior Vice President of the Adviser since 1995, prior to which she was a Managing Director at Piper Jaffray Inc. in the Public Finance Department. MS. KENYON has been a Senior Vice President of the Adviser since 1992, prior to which she had been a financial adviser for a private family in Los Angeles. MS. JENSON has been a Senior Vice President of the Adviser since 1996, prior to which she was a Managing Director at Piper Trust since 1991. MR. KAPPENMAN has been a Senior Vice President of the Adviser since November 1996, prior to which he was a Vice President of the Adviser from 1991 to 1996. MS. KAUL has been a Senior Vice President of the Adviser since November 1996 and Director of Corporate Communications of the Adviser since 1991, prior to which she was a Vice President of the Adviser from 1991 to 1996. MR. MCGLINCH has been a Senior Vice President of the Adviser since 1995, prior to which he had been a Vice President of the Adviser since 1992 and, prior thereto, he had been a specialty products trader at FBS Investment Services from 1990 to 1992. MR. MCLEOD has been a Senior Vice President of the Adviser since 1995, prior to which he had a Vice President of the Adviser since 1994, and prior thereto, a Vice President of Piper Jaffray since 1991. MR. MARKUSEN has been a Senior Vice President of the Adviser since 1993, prior to which had been a senior vice president of Investment Advisers, Inc., in Minneapolis, Minnesota from 1989 to 1993. MS. MEYER has been a Senior Vice President of the Adviser since 1994, prior to which she had been a Vice President of Secura Insurance, Appleton, Wisconsin from 1988 to 1994. MR. NORSTREM has been a Senior Vice President of the Adviser since 1993, prior to which he was Treasurer of the City of Saint Paul, Minnesota for twenty-eight years. MS. OLSEN has been a Senior Vice President of the Adviser since 1991. MR. REUSS has been a Senior Vice President of the Adviser since 1989. MR. SALVOG has been a Senior Vice President of the Adviser since 1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1984 to 1992. MR. SCHONBERG has been a Senior Vice President of the Adviser since 1995, prior to which he was a Vice President of the Adviser from 1992 to 1995 and a portfolio manager for the Adviser since 1989. MS. SHREWSBURY has been a Senior Vice President of the Adviser since 1993, prior to which she had been a Managing Director of Piper Jaffray since 1992, and a Vice President of Piper Jaffray since 1990. MR. SIEDBAND has been a Senior Vice President of the Adviser since November 1996, prior to which he was a Vice President of the Adviser from 1992 to 1996. MR. STEELE has been a Senior Vice President of the Adviser since 1992, prior to which he had been a portfolio manager at Kennedy & Associates in Seattle, Washington from 1987 to 1992. MS. THOMPSON has been a Senior Vice President of the Adviser since November 1996, prior to which she was a Vice President of the Adviser from 1994 to 1996, and prior thereto, a Vice President of Piper Jaffray since 1991.

MR. WEIDENHAMMER has been a Senior Vice President of the Adviser since 1991. MR. WENKER has been a Senior Vice President of the Adviser since 1993, prior to which he had been a Managing Director of Piper Jaffray from 1992 to 1993, and prior thereto, the Director of Revitalization Resources of the Minneapolis Community Development Agency from 1990 to 1992. MR. WHITE has been a Senior Vice President of the Adviser since 1991.

     MS. CASTLE has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1990. MS. DESTRO has been a Vice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MS. DEUTZ has been a Vice President of the Adviser since September 1995, prior to which she was an Assistant Vice President at Daiwa Bank, Ltd. from 1992 to September 1995 and a manager of financial reporting at The Churchill Companies from 1991 to 1992. MS. GONZO has been a Vice President of the Adviser since November 1996, prior to which she was a communications manager of the Adviser since 1993, and prior thereto, a senior financial communications specialist at Minnesota Mutual in St. Paul, Minnesota from 1986 to 1993. MS. HALBE has been a Vice President of the Adviser since 1996, prior to which she was a Vice President at First Asset Management since 1990. MS. HARROD has been a Vice President of the Adviser since 1992 and has been a trader for the Adviser since 1989. MS. HOYME has been a Vice President of the Adviser since 1996, prior to which she had been a Vice President at First Asset Management since 1989. MS. JOHNSON has been a Vice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MR. KIGHTLINGER has been a Vice President of the Adviser since 1991. MS. KUNG has been a Vice President of the Adviser since 1993, prior to which she had been a Senior Consultant at Cytrol Inc. from 1989 to 1992. MS. LONGUEVILLE has been a Vice President of the Adviser since November 1996, prior to which she was an Assistant Vice President since 1995, and prior thereto, a communications manager at the Adviser. MR. MELLUM has been a Vice President of the Adviser since 1996, prior to which he was an Assistant Vice President of the Adviser since 1995, and prior thereto, a credit analyst at the Adviser since 1993, and prior to that he was a student. MR. MEYER has been a Vice President of the Adviser since 1994 and manager of Systems Integration for the Adviser since 1991. MR. MOORE has been a Vice President of the Adviser since 1992, prior to which he was a Portfolio Manager at Alpine Capital Management from 1990 to 1992 and a broker at Hanifen Capital Management from 1990 to 1992. MR. NEUHARTH has been a Vice President of the Adviser since 1996, prior to which he had been a senior mortgage trader at FBS Mortgage since 1995, and prior thereto, a fixed income portfolio manager at Fortis Financial since 1987. MR. PEARSON has been a Vice President of the Adviser since 1995, prior to which he was Mutual Funds Accounting Manager of the Adviser from 1994 to 1995 and prior thereto, Director of Fund Operations at Norwest Bank, Minneapolis from 1992 to 1994. MS. STIENSTRA has been a Vice President of the Adviser since November 1995 and a municipal bond trader of the Adviser since June 1995, prior to which she was an assistant analyst of the Adviser from 1991 to 1994. MS. TAJAMAL has been a Vice President of the Adviser since 1995 and a portfolio manager of the Adviser since 1993, prior to which she was a money market analyst of the Adviser from 1990 to 1993. MS. WELTER has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1993 and a mutual fund accountant with the Adviser from 1990 to 1993. MS. WINSON has been a Vice President of the Adviser since November 1993, prior to which she was an Assistant Vice President of the Adviser since March 1993 and an educator from 1990 to 1992. MR. WOO has been a Vice President of the Adviser since 1994, prior to which he was a municipal credit analyst of the Adviser since 1992 and a credit specialist at a commercial trading firm from 1991 to 1992.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Piper Jaffray Inc. acts as principal underwriter for the Registrant and also for three other open-end investment companies, Piper Funds Inc. -- II, the shares of which are currently offered in one series, Piper Institutional Funds Inc., the shares of which are currently offered in one series and Piper Global Funds Inc., the shares of which are currently offered in two series. Piper Jaffray has acted as principal underwriter in connection with the initial public offering of shares of 23 closed-end investment companies.

     (b) The name, positions and offices with Piper Jaffray Inc., and positions and offices with the Registrant of each director and officer of Piper Jaffray Inc. are as follow:

                         Positions and Offices            Positions and Offices
     Name                  with Underwriter                  with Registrant
     ----                ---------------------            ---------------------
Addison L. Piper         Chairman of the Board of                  None
                         Directors and Chief Executive
                         Officer

Andrew S. Duffe          President                                 None

Ralph W. Burnet          Member of the Board                       None
                         of Directors

William H. Ellis         Member of the Board                       None
                         of Directors

John L. McElroy, Jr.     Member of the Board                       None
                         of Directors

Kathy Halbreich          Member of the Board                       None
                         of Directors

Robert S. Slifka         Member of the Board                       None
                         of Directors

David Stanley            Member of the Board                       None
                         of Directors

James J. Bellus          Managing Director                         None

AnnDrea M. Benson        Managing Director and                     None

                         Positions and Offices            Positions and Offices
     Name                  with Underwriter                 with Registrant
     ----                ---------------------            ---------------------
                         General Counsel

Lloyd K. Benson          Managing Director                         None

Gary J. Blauer           Managing Director                         None

Karen M. Bohn            Managing Director                         None

Sean K. Boyea            Managing Director                         None

Ronald O. Braun          Managing Director                         None

Jay A. Brunkhorst        Managing Director                         None

Edward M. Caillier       Managing Director                         None

Kenneth S. Cameranesi    Managing Director                         None

Stephen M. Carnes        Managing Director                         None

Joseph V. Caruso         Managing Director                         None

Antonio J. Cecin         Managing Director                         None

Joyce E. Chaney          Managing Director                         None

Kenneth P. Clark         Managing Director                         None

Linda A. Clark            Managing Director                        None

Stephen B. Clark         Managing Director                         None

John P. Clausen          Managing Director                         None

Mark Copman              Managing Director                         None

David P. Crosby          Managing Director                         None

Mark A. Curran           Managing Director                         None

George S. Dahlman        Managing Director                         None

William E. Darling       Managing Director                         None

Michael D. Deede         Managing Director                         None

                         Positions and Offices            Positions and Offices
     Name                  with Underwriter                 with Registrant
     ----                ---------------------            ---------------------
Jack C. Dillingham       Managing Director                         None

Mark T. Donahoe          Managing Director                         None

Darci L. Doneff          Managing Director                         None

Michael D. Duffy         Managing Director                         None

Andrew W. Dunleavy       Managing Director                         None

Richard A. Edstrom       Managing Director                         None

Fred R. Eoff, Jr.        Managing Director                         None

Richard D. Estenson      Managing Director                         None

Francis E. Fairman IV    Managing Director                         None

John R. Farrish          Managing Director                         None

G. Richard Ferguson      Managing Director                         None

Paul Ferry               Managing Director                         None

Mark E. Fisler           Managing Director                         None

Michael W. Follett       Managing Director                         None

Daniel P. Gallaher        Managing Director                        None

Peter M. Gill            Managing Director                         None

Kevin D. Grahek          Managing Director                         None

Paul D. Grangaard        Managing Director                         None

Thomas J. Gunderson      Managing Director                         None

James S. Harrington      Managing Director                         None

Charles N. Hayssen       Managing Director                         None

William P. Henderson     Managing Director                         None

Allan F. Hickok          Managing Director                         None

                         Positions and Offices            Positions and Offices
     Name                  with Underwriter                 with Registrant
     ----                ---------------------            ---------------------
Richard L. Hines         Managing Director                         None

David B. Holden          Managing Director                         None

Charles E. Howell        Managing Director                         None

Bruce C. Huber           Managing Director                         None

Elizabeth A. Huey        Managing Director                         None

John R. Jacobs           Managing Director                         None

Earl L. Johnson          Managing Director                         None

Richard L. Johnson       Managing Director                         None

Nicholas P. Karos        Managing Director                         None

Paul P. Karos            Managing Director                         None

Richard G. Kiss          Managing Director                         None

Gordon E. Knudsvig       Managing Director                         None

Jerome P. Kohl           Managing Director                         None

Eric W. Larson           Managing Director                         None

Michael L. Libera        Managing Director                         None

Marina M. Lyon           Managing Director                         None

Robert J. Magnuson       Managing Director                         None

Robert E. Mapes          Managing Director                         None

Peter T. Mavroulis       Managing Director                         None

Timothy R. McClernon     Managing Director                         None

Michael P. McMahon       Managing Director                         None

G. Terry McNellis        Managing Director                         None

Darryl L. Meyers         Managing Director                         None

Joseph E. Meyers         Managing Director                         None

                         Positions and Offices            Positions and Offices
     Name                  with Underwriter                 with Registrant
     ----                ---------------------            ---------------------
John V. Miller           Managing Director                         None

Davil L. Miogley         Managing Director                         None

Dennis V. Mitchell       Managing Director                         None

Edward P. Nicoski        Managing Director                         None

Barry J. Nordstrand      Managing Director                         None

Benjamin S. Oehler       Managing Director                         None

Brooks G. O'Neil         Managing Director                         None

John P. O'Neill          Managing Director                         None

John Otterlei            Managing Director                         None

Robin C. Pfister         Managing Director                         None

Laurence S. Podobinski   Managing Director                         None

Steven J. Proeschel      Managing Director                         None

Rex W. Ramsay            Managing Director                         None

Brian J. Ranallo         Managing Director                         None

Jeffrey K. Ray           Managing Director                         None

Roger W. Redmond         Managing Director                         None

Robert P. Rinek          Managing Director                         None

Wesley L. Ringo          Managing Director                         None

Jim M. Roane             Managing Director                         None

Deborah K. Roesler       Managing Director                         None

Ross E. Rogers           Managing Director                         None

David E. Rosedahl        Managing Director                         None
                         and Secretary

                         Positions and Offices            Positions and Offices
     Name                  with Underwriter                 with Registrant
     ----                ---------------------            ---------------------
Jeanne R. Rosengren        Managing Director                       None

David D. Rothschild        Managing Director                       None

Terry D. Sandven           Managing Director                       None

Thomas P. Schnettler       Managing Director                       None

Steven R. Schroll          Managing Director                       None

Joyce Nelson Schuette      Managing Director                       None\

Lawrence M. Schwartz, Jr.  Managing Director                       None

Morton D. Silverman        Managing Director                       None

Linda E. Singer            Managing Director                       None

David P. Sirianni          Managing Director                       None

Arch C. Smith              Managing Director                       None

Robert L. Sonnek           Managing Director                       None

Sandra G. Sponem           Managing Director                       None

Thomas E. Stanberry        Managing Director                       None

DeLos V. Steenson          Managing Director                       None

D. Greg Sundberg           Managing Director                       None

Robert D. Swerdling        Managing Director                       None

William H. Teeter          Managing Director                       None

Ann C. Tillotson           Managing Director                       None

Marie Uhrich               Managing Director                       None

Momchilo Vucenich          Managing Director                       None

Charles M. Webster, Jr.    Managing Director                       None

Darrell L. Westby          Managing Director                       None

                         Positions and Offices            Positions and Offices
     Name                  with Underwriter                 with Registrant
     ----                ---------------------            ---------------------
David R. Westcott        Managing Director                         None

Douglas R. Whitaker      Managing Director                         None

James H. Wilford         Managing Director                         None

Stephen W. Woodard       Managing Director                         None

Mark Wren                Managing Director                         None

Saul Yaari               Managing Director                         None

Bradley F. Zilka         Managing Director                         None

Beverly J. Zimmer        Managing Director                         None

The principal business address of each of the individuals listed above is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804, except that the physical possession of certain accounts, books and other documents related to the custody of the Registrant's securities is maintained by Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri 64105.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a)  Not applicable.

     (b)  Not applicable.

     (c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of November 1996.

                                       PIPER FUNDS INC.
                                        (Registrant)


                                       By  /s/ Paul A. Dow
                                          -------------------------------------
                                          Paul A. Dow
                                          President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul A. Dow              President (principal     November 27, 1996
---------------------------  executive officer)
Paul A. Dow

/s/ Robert H. Nelson         Treasurer (principal     November 27, 1996
---------------------------  financial and
Robert H. Nelson             accounting officer)


David T. Bennett*            Director

Jaye F. Dyer*                Director

William H. Ellis*            Director

Karol D. Emmerich*           Director

Luella G. Goldberg*          Director

David A. Hughey              Director

George Latimer*              Director


*By   /s/ William H. Ellis                            November 27, 1996
    -----------------------
    William H. Ellis, Attorney-in-Fact

                                    EXHIBIT INDEX
                                          TO
                                REGISTRATION STATEMENT
                                          OF
                                   PIPER FUNDS INC.

Exhibit                                                                Page No.
-------                                                                --------

  11               Consent of KPMG Peat Marwick LLP